Schedule of Investments (unaudited)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AAR Corp.(a)	781,121	$30,487,153
Aerojet Rocketdyne Holdings Inc.	1,742,677	81,487,577
Aerovironment Inc.(a)(b)	524,705	32,547,451
AerSale Corp.(a)(b)	217,199	3,853,110
Astronics Corp.(a)(b)	573,713	6,884,556
Byrna Technologies Inc.(a)(b)	428,322	5,718,099
Cadre Holdings Inc.(a)(b)	106,746	2,713,483
Ducommun Inc.(a)	252,037	11,787,771
Kaman Corp.	634,799	27,391,577
Kratos Defense & Security Solutions Inc.(a)(b)	2,853,249	55,353,031
Maxar Technologies Inc.(b)	1,682,875	49,695,299
Moog Inc., Class A	672,940	54,487,952
National Presto Industries Inc.	127,078	10,424,208
PAE Inc.(a)(b)	1,614,508	16,032,064
Park Aerospace Corp.	462,152	6,100,406
Parsons Corp.(a)(b)	623,836	20,992,081
Triumph Group Inc.(a)	1,491,944	27,645,722
Vectrus Inc.(a)	266,652	12,204,662
		455,806,202
Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)(b)	1,375,116	40,400,908
Atlas Air Worldwide Holdings Inc.(a)(b)	669,287	62,993,293
Forward Air Corp.	621,549	75,263,368
Hub Group Inc., Class A(a)	764,842	64,430,290
Radiant Logistics Inc.(a)	909,386	6,629,424
		249,717,283
Airlines — 0.3%
Allegiant Travel Co.(a)(b)	356,572	66,693,227
Frontier Group Holdings Inc.(a)(b)	827,022	11,222,689
Hawaiian Holdings Inc.(a)	1,176,755	21,616,989
Mesa Air Group Inc.(a)(b)	875,687	4,903,847
SkyWest Inc.(a)	1,155,829	45,424,080
Spirit Airlines Inc.(a)(b)	2,260,678	49,395,814
Sun Country Airlines Holdings Inc.(a)(b)	734,798	20,023,245
		219,279,891
Auto Components — 1.4%
Adient PLC(a)(b)	2,187,844	104,753,971
American Axle & Manufacturing Holdings Inc.(a)	2,640,619	24,636,975
Cooper-Standard Holdings Inc.(a)(b)	392,814	8,802,962
Dana Inc.	3,357,253	76,612,513
Dorman Products Inc.(a)(b)	610,564	68,999,838
Fox Factory Holding Corp.(a)(b)	979,009	166,529,431
Gentherm Inc.(a)(b)	775,683	67,406,853
Goodyear Tire & Rubber Co. (The)(a)	6,405,530	136,565,900
LCI Industries	573,431	89,380,690
Modine Manufacturing Co.(a)	1,170,673	11,812,090
Motorcar Parts of America Inc.(a)	429,307	7,328,270
Patrick Industries Inc.	527,896	42,595,928
Standard Motor Products Inc.	489,757	25,658,369
Stoneridge Inc.(a)(b)	602,428	11,891,929
Tenneco Inc., Class A(a)(b)	1,589,236	17,958,367
Visteon Corp.(a)(b)	643,412	71,508,810
XL Fleet Corp.(a)(b)	807,978	2,674,407
XPEL Inc.(a)(b)	418,617	28,583,169
		963,700,472
Automobiles — 0.2%
Arcimoto Inc.(a)(b)	635,675	4,945,551
Security	Shares	Value

Automobiles (continued)
Canoo Inc.(a)(b)	2,496,445	$19,272,555
Fisker Inc.(a)(b)	3,812,594	59,972,104
Lordstown Motors Corp., Class A(a)(b)	3,537,508	12,204,403
Winnebago Industries Inc.	755,230	56,581,832
Workhorse Group Inc.(a)(b)	2,795,069	12,186,501
		165,162,946
Banks — 8.6%
1st Source Corp.	406,041	20,139,634
Allegiance Bancshares Inc.	422,668	17,840,816
Amalgamated Financial Corp.	338,084	5,669,669
Amerant Bancorp Inc.	646,848	22,348,598
American National Bankshares Inc.	255,021	9,609,191
Ameris Bancorp.	1,566,863	77,841,754
Arrow Financial Corp.	328,365	11,568,299
Associated Banc-Corp.	3,509,512	79,279,876
Atlantic Capital Bancshares Inc.(a)(b)	468,129	13,468,071
Atlantic Union Bankshares Corp.	1,790,094	66,752,605
Banc of California Inc.	1,294,691	25,401,837
BancFirst Corp.	416,787	29,408,491
Bancorp. Inc. (The)(a)	1,143,268	28,936,113
Bank First Corp.(b)	158,998	11,486,015
Bank of Marin Bancorp., Class A	393,975	14,667,689
Bank of NT Butterfield & Son Ltd. (The)	1,198,435	45,672,358
BankUnited Inc.	1,966,686	83,210,485
Banner Corp.	688,510	41,771,902
Bar Harbor Bankshares	349,422	10,108,778
Berkshire Hills Bancorp. Inc.	974,265	27,698,354
Blue Ridge Bankshares Inc.	419,513	7,509,283
Brookline Bancorp. Inc.	1,705,863	27,617,922
Bryn Mawr Bank Corp.	491,513	22,123,000
Business First Bancshares Inc.	468,057	13,250,694
Byline Bancorp Inc.	618,560	16,917,616
Cadence Bank	3,892,143	115,946,940
Cambridge Bancorp.	162,615	15,219,138
Camden National Corp.	355,137	17,103,398
Capital Bancorp Inc./MD	206,104	5,399,925
Capital City Bank Group Inc.	323,798	8,548,267
Capstar Financial Holdings Inc.	501,184	10,539,899
Carter Bankshares Inc.(a)	622,314	9,577,412
Cathay General Bancorp.	1,751,605	75,301,499
CBTX Inc.	437,258	12,680,482
Central Pacific Financial Corp.	550,458	15,506,402
CIT Group Inc.	2,328,126	119,525,989
Citizens & Northern Corp.	366,629	9,576,349
City Holding Co.	331,877	27,144,220
Civista Bancshares Inc.	342,102	8,347,289
CNB Financial Corp./PA.	386,963	10,254,519
Coastal Financial Corp./WA(a)(b)	239,477	12,122,326
Codorus Valley Bancorp. Inc.	0	—
Columbia Banking System Inc.	1,745,698	57,119,239
Community Bank System Inc.	1,172,947	87,361,093
Community Trust Bancorp. Inc.	380,603	16,598,097
ConnectOne Bancorp.Inc.	915,805	29,955,982
CrossFirst Bankshares Inc.(a)(b)	1,123,272	17,534,276
Customers Bancorp. Inc.(a)(b)	694,597	45,405,806
CVB Financial Corp.	3,041,305	65,114,340
Dime Community Bancshares Inc.	850,141	29,890,958
Eagle Bancorp. Inc.	703,132	41,020,721
Eastern Bankshares Inc.	4,064,956	81,990,162
Enterprise Bancorp. Inc./MA.	211,548	9,502,736

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Enterprise Financial Services Corp.	857,458	$40,377,697
Equity Bancshares Inc., Class A	330,751	11,222,381
Farmers National Banc Corp.	753,015	13,968,428
FB Financial Corp.(b)	801,308	35,113,317
Fidelity D&D Bancorp. Inc.(b)	100,340	5,920,060
Financial Institutions Inc.	366,639	11,659,120
First Bancorp. Inc. (The)	244,526	7,678,116
First BanCorp./Puerto Rico	4,413,807	60,822,260
First Bancorp./Southern Pines NC	816,579	37,333,992
First Bancshares Inc. (The)	498,891	19,267,170
First Bank/Hamilton NJ	373,009	5,412,361
First Busey Corp.	1,219,713	33,078,617
First Commonwealth Financial Corp.	2,010,661	32,351,535
First Community Bankshares Inc.	399,326	13,345,475
First Financial Bancorp.	2,038,212	49,691,609
First Financial Bankshares Inc.	3,032,027	154,148,253
First Financial Corp./IN	282,657	12,801,536
First Foundation Inc.	971,980	24,163,423
First Internet Bancorp.	230,489	10,842,203
First Interstate BancSystem Inc., Class A	983,978	40,018,385
First Merchants Corp.	1,315,150	55,091,633
First Mid Bancshares Inc.	395,584	16,927,039
First Midwest Bancorp.Inc.	2,498,690	51,173,171
First of Long Island Corp. (The)	546,137	11,791,098
Five Star Bancorp.	241,234	7,237,020
Flushing Financial Corp.	722,411	17,554,587
Fulton Financial Corp.	3,766,047	64,022,799
German American Bancorp. Inc.	586,159	22,848,478
Glacier Bancorp. Inc.	2,574,190	145,956,573
Great Southern Bancorp. Inc.	253,490	15,019,282
Great Western Bancorp. Inc.	1,210,649	41,113,640
Guaranty Bancshares Inc./TX	188,200	7,072,556
Hancock Whitney Corp.	2,034,415	101,761,438
Hanmi Financial Corp.	640,061	15,156,644
Harborone Bancorp. Inc.	1,193,351	17,709,329
HBT Financial Inc.	221,000	4,139,330
Heartland Financial USA Inc.	968,387	49,010,066
Heritage Commerce Corp.	1,392,650	16,628,241
Heritage Financial Corp./WA	762,866	18,644,445
Hilltop Holdings Inc.	1,481,485	52,059,383
Home BancShares Inc./AR	3,591,200	87,445,720
HomeStreet Inc.	428,143	22,263,436
HomeTrust Bancshares Inc.	377,900	11,707,342
Hope Bancorp Inc.	2,553,370	37,560,073
Horizon Bancorp Inc./IN	1,036,494	21,610,900
Howard Bancorp. Inc.(a)(b)	328,007	7,147,273
Independent Bank Corp.	1,039,685	84,765,518
Independent Bank Corp./MI	503,721	12,023,820
Independent Bank Group Inc.	890,465	64,247,050
International Bancshares Corp.	1,280,046	54,261,150
Investors Bancorp. Inc.	5,309,416	80,437,652
Lakeland Bancorp. Inc.	1,201,274	22,812,193
Lakeland Financial Corp.	574,863	46,069,521
Live Oak Bancshares Inc.(b)	754,318	65,844,418
Macatawa Bank Corp.	628,873	5,546,660
Mercantile Bank Corp.	382,342	13,393,440
Meta Financial Group Inc.	687,732	41,030,091
Metrocity Bankshares Inc.	460,696	12,682,961
Metropolitan Bank Holding Corp.(a)(b)	228,102	24,299,706
Mid Penn Bancorp. Inc.	336,152	10,669,464
Security	Shares	Value

Banks (continued)
Midland States Bancorp. Inc.	515,264	$12,773,395
MidWestOne Financial Group Inc.	347,726	11,255,891
MVB Financial Corp.	236,027	9,799,841
National Bank Holdings Corp., Class A	663,972	29,174,930
NBT Bancorp. Inc.	932,209	35,908,691
Nicolet Bankshares Inc.(a)(b)	301,612	25,863,229
Northrim Bancorp. Inc.	141,979	6,170,407
OceanFirst Financial Corp.	1,425,883	31,654,603
OFG Bancorp.	1,104,148	29,326,171
Old National Bancorp./IN	3,593,889	65,121,269
Old Second Bancorp. Inc.	682,796	8,596,402
Origin Bancorp Inc.	528,973	22,703,521
Orrstown Financial Services Inc.	256,207	6,456,416
Pacific Premier Bancorp. Inc.	1,996,101	79,903,923
Park National Corp.	337,363	46,323,313
Peapack Gladstone Financial Corp.	456,812	16,171,145
Peoples Bancorp. Inc./OH.	624,432	19,863,182
Peoples Financial Services Corp.	166,982	8,798,282
Preferred Bank/Los Angeles CA	217,251	15,596,449
Primis Financial Corp.	586,095	8,814,869
QCR Holdings Inc.(b)	378,363	21,188,328
RBB Bancorp.	348,428	9,128,814
Red River Bancshares Inc.	108,520	5,805,820
Reliant Bancorp Inc.	381,498	13,543,179
Renasant Corp.	1,225,642	46,513,114
Republic Bancorp. Inc./KY, Class A	234,583	11,926,200
Republic First Bancorp. Inc.(a)(b)	993,651	3,696,382
S&T Bancorp. Inc.	846,890	26,693,973
Sandy Spring Bancorp. Inc.	1,067,238	51,312,803
Seacoast Banking Corp. of Florida(b)	1,208,501	42,768,850
ServisFirst Bancshares Inc.	1,174,011	99,720,494
Sierra Bancorp.	337,593	9,165,650
Silvergate Capital Corp., Class A(a)(b)	638,695	94,654,599
Simmons First National Corp., Class A	2,573,188	76,114,901
SmartFinancial Inc.	329,796	9,023,219
South Plains Financial Inc.	257,108	7,150,173
South State Corp.	1,630,686	130,634,255
Southern First Bancshares Inc.(a)(b)	184,195	11,510,346
Southside Bancshares Inc.	680,863	28,473,691
Spirit of Texas Bancshares Inc.	316,437	9,107,057
Stock Yards Bancorp. Inc.	585,345	37,391,839
Summit Financial Group Inc.	269,184	7,389,101
Texas Capital Bancshares Inc.(a)	1,196,515	72,090,029
Third Coast Bancshares Inc.(a)	43,826	1,138,599
Tompkins Financial Corp.	338,200	28,266,756
Towne Bank/Portsmouth VA	1,609,676	50,849,665
TriCo Bancshares	660,262	28,364,855
TriState Capital Holdings Inc.(a)	688,938	20,847,264
Triumph Bancorp. Inc.(a)(b)	548,226	65,282,752
Trustmark Corp.	1,358,441	44,094,995
UMB Financial Corp.	1,028,558	109,140,289
United Bankshares Inc./WV	3,092,730	112,204,244
United Community Banks Inc./GA(b)	1,855,061	66,670,892
Univest Financial Corp.	710,622	21,261,810
Valley National Bancorp.	9,387,493	129,078,029
Veritex Holdings Inc.	1,073,467	42,702,517
Washington Trust Bancorp. Inc.	415,964	23,447,891
WesBanco Inc.	1,464,017	51,225,955
West Bancorp. Inc.	384,101	11,934,018

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Westamerica Bancorp.	581,412	$33,564,915
		5,915,891,784
Beverages — 0.4%
Celsius Holdings Inc.(a)(b)	1,257,306	93,757,308
Coca-Cola Consolidated Inc.	109,648	67,892,945
Duckhorn Portfolio Inc. (The)(a)	809,381	18,890,953
MGP Ingredients Inc.	329,246	27,982,617
National Beverage Corp.	546,963	24,793,833
NewAge Inc.(a)(b)	3,116,787	3,210,291
Primo Water Corp.	3,651,588	64,377,496
Zevia PBC, Class A(a)(b)	239,413	1,687,862
		302,593,305
Biotechnology — 8.4%
2seventy bio Inc.(a)	536,488	13,750,187
4D Molecular Therapeutics Inc.(a)	637,318	13,982,757
89bio Inc.(a)(b)	228,635	2,988,259
ACADIA Pharmaceuticals Inc.(a)(b)	2,768,521	64,617,280
Acumen Pharmaceuticals Inc.(a)(b)	223,552	1,511,212
Adagio Therapeutics Inc.(a)(b)	492,798	3,577,713
Adicet Bio Inc.(a)(b)	489,613	8,563,331
Adverum Biotechnologies Inc.(a)(b)	1,998,564	3,517,473
Aeglea BioTherapeutics Inc.(a)	935,367	4,442,993
Aerovate Therapeutics Inc.(a)(b)	235,030	2,771,004
Affimed NV(a)	2,736,131	15,103,443
Agenus Inc.(a)(b)	4,984,556	16,050,270
Agios Pharmaceuticals Inc.(a)(b)	1,265,963	41,612,204
Akebia Therapeutics Inc.(a)(b)	4,070,790	9,199,985
Akero Therapeutics Inc.(a)(b)	602,547	12,743,869
Akouos Inc.(a)(b)	573,054	4,870,959
Albireo Pharma Inc.(a)(b)	392,072	9,131,357
Aldeyra Therapeutics Inc.(a)	1,140,593	4,562,372
Alector Inc.(a)(b)	1,363,570	28,157,720
Aligos Therapeutics Inc.(a)(b)	490,008	5,816,395
Alkermes PLC(a)	3,715,817	86,429,903
Allakos Inc.(a)(b)	824,068	8,067,626
Allogene Therapeutics Inc.(a)(b)	1,590,752	23,734,020
Allovir Inc.(a)(b)	691,888	8,953,031
Alpine Immune Sciences Inc.(a)	271,934	3,766,286
Altimmune Inc.(a)(b)	934,883	8,563,528
ALX Oncology Holdings Inc.(a)(b)	413,377	8,883,472
Amicus Therapeutics Inc.(a)(b)	6,127,124	70,768,282
AnaptysBio Inc.(a)(b)	453,623	15,763,399
Anavex Life Sciences Corp.(a)(b)	1,546,115	26,809,634
Anika Therapeutics Inc.(a)(b)	338,731	12,136,732
Annexon Inc.(a)(b)	730,208	8,390,090
Apellis Pharmaceuticals Inc.(a)(b)	1,668,538	78,888,477
Applied Molecular Transport Inc.(a)	581,132	8,124,225
Applied Therapeutics Inc.(a)(b)	414,635	3,710,983
AquaBounty Technologies Inc.(a)(b)	1,229,219	2,581,360
Arbutus Biopharma Corp.(a)(b)	1,872,418	7,283,706
Arcturus Therapeutics Holdings Inc.(a)(b)	494,050	18,284,790
Arcus Biosciences Inc.(a)(b)	1,038,916	42,044,931
Arcutis Biotherapeutics Inc.(a)(b)	648,086	13,441,304
Ardelyx Inc.(a)(b)	2,034,460	2,237,906
Arena Pharmaceuticals Inc.(a)	1,430,828	132,981,154
Arrowhead Pharmaceuticals Inc.(a)	2,348,943	155,734,921
Atara Biotherapeutics Inc.(a)(b)	2,001,527	31,544,066
Athenex Inc.(a)(b)	2,026,785	2,756,428
Athersys Inc.(a)(b)	4,719,172	4,259,525
Atossa Therapeutics Inc.(a)(b)	2,740,685	4,385,096
Security	Shares	Value

Biotechnology (continued)
Atreca Inc., Class A(a)(b)	591,673	$1,792,769
Aura Biosciences Inc.(a)	79,872	1,356,227
Avalo Therapeutics Inc.(a)	1,235,954	2,101,122
Avid Bioservices Inc.(a)(b)	1,421,920	41,491,626
Avidity Biosciences Inc.(a)(b)	878,973	20,893,188
Avita Medical Inc.(a)	558,863	6,695,179
Avrobio Inc.(a)(b)	868,394	3,343,317
Beam Therapeutics Inc.(a)(b)	1,184,539	94,395,913
Beyondspring Inc.(a)(b)	528,833	2,395,613
BioAtla Inc.(a)(b)	360,004	7,066,879
BioCryst Pharmaceuticals Inc.(a)(b)	4,156,669	57,569,866
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	1,291,122	177,929,523
Biomea Fusion Inc.(a)(b)	426,815	3,179,772
Bioxcel Therapeutics Inc.(a)(b)	422,120	8,581,700
Black Diamond Therapeutics Inc.(a)(b)	533,571	2,843,933
Bluebird Bio Inc.(a)(b)	1,579,175	15,775,958
Blueprint Medicines Corp.(a)(b)	1,356,975	145,345,592
Bolt Biotherapeutics Inc.(a)(b)	531,688	2,605,271
Bridgebio Pharma Inc.(a)(b)	2,468,795	41,179,501
Brooklyn ImmunoTherapeutics Inc.(a)(b)	692,506	2,887,750
C4 Therapeutics Inc.(a)(b)	915,185	29,468,957
Cardiff Oncology Inc.(a)(b)	872,206	5,241,958
CareDx Inc.(a)(b)	1,179,753	53,655,166
Caribou Biosciences Inc.(a)	462,683	6,981,886
Catalyst Pharmaceuticals Inc.(a)(b)	2,248,066	15,219,407
Celcuity Inc.(a)(b)	224,343	2,959,084
Celldex Therapeutics Inc.(a)(b)	1,073,345	41,474,051
CEL-SCI Corp.(a)(b)	837,478	5,946,094
Century Therapeutics Inc.(a)(b)	275,879	4,375,441
Cerevel Therapeutics Holdings Inc.(a)(b)	938,295	30,419,524
ChemoCentryx Inc.(a)(b)	1,262,734	45,976,145
Chimerix Inc.(a)(b)	1,715,388	11,029,945
Chinook Therapeutics Inc.(a)(b)	889,501	14,507,761
Clene Inc.(a)(b)	442,224	1,813,118
Clovis Oncology Inc.(a)(b)	2,619,090	7,097,734
Codiak Biosciences Inc.(a)(b)	367,541	4,094,407
Cogent Biosciences Inc.(a)(b)	871,868	7,480,627
Coherus Biosciences Inc.(a)(b)	1,501,903	23,970,372
Contra GTX Inc., NVS(a)(b)(c)	13,273	13,605
Cortexyme Inc.(a)(b)	467,825	5,903,951
Crinetics Pharmaceuticals Inc.(a)(b)	1,055,299	29,981,045
Cue Biopharma Inc.(a)	717,427	8,114,099
Cullinan Oncology Inc.(a)(b)	602,078	9,290,064
Curis Inc.(a)(b)	2,041,124	9,715,750
Cyteir Therapeutics Inc.(a)(b)	195,706	2,225,177
Cytokinetics Inc.(a)(b)	1,852,064	84,417,077
CytomX Therapeutics Inc.(a)(b)	1,526,994	6,611,884
Day One Biopharmaceuticals Inc.(a)(b)	256,995	4,330,366
Deciphera Pharmaceuticals Inc.(a)(b)	915,345	8,942,921
Denali Therapeutics Inc.(a)(b)	2,108,364	94,033,034
Dermtech Inc.(a)(b)	565,659	8,937,412
Design Therapeutics Inc.(a)(b)	593,906	12,715,527
Dynavax Technologies Corp.(a)(b)	2,512,002	35,343,868
Dyne Therapeutics Inc.(a)(b)	702,974	8,358,361
Eagle Pharmaceuticals Inc./DE(a)	273,919	13,947,955
Editas Medicine Inc.(a)(b)	1,585,588	42,097,361
Eiger BioPharmaceuticals Inc.(a)(b)	777,867	4,037,130
Eliem Therapeutics Inc.(a)(b)	164,375	1,719,363
Emergent BioSolutions Inc.(a)	1,132,822	49,243,772
Enanta Pharmaceuticals Inc.(a)	452,148	33,811,627

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Entrada Therapeutics Inc.(a)(b)	201,566	$3,450,810
Epizyme Inc.(a)(b)	2,101,692	5,254,230
Erasca Inc.(a)(b)	482,279	7,513,907
Evelo Biosciences Inc.(a)(b)	713,217	4,329,227
Exagen Inc.(a)(b)	253,641	2,949,845
Fate Therapeutics Inc.(a)(b)	1,880,809	110,046,135
FibroGen Inc.(a)(b)	2,011,960	28,368,636
Finch Therapeutics Group Inc.(a)(b)	177,313	1,767,811
Foghorn Therapeutics Inc.(a)(b)	457,921	10,472,653
Forma Therapeutics Holdings Inc.(a)	789,634	11,228,595
Forte Biosciences Inc.(a)(b)	303,416	649,310
Fortress Biotech Inc.(a)(b)	1,677,086	4,192,715
Frequency Therapeutics Inc.(a)(b)	749,881	3,846,890
G1 Therapeutics Inc.(a)(b)	921,624	9,409,781
Gemini Therapeutics Inc.(a)(b)	512,848	1,492,388
Generation Bio Co.(a)(b)	1,020,363	7,224,170
Geron Corp.(a)(b)	7,058,513	8,611,386
Global Blood Therapeutics Inc.(a)(b)	1,425,380	41,720,873
Gossamer Bio Inc.(a)(b)	1,460,634	16,519,771
Graphite Bio Inc.(a)(b)	378,896	4,709,677
Greenwich Lifesciences Inc.(a)	94,450	2,297,969
Gritstone bio Inc.(a)(b)	963,179	12,386,482
GT Biopharma Inc.(a)(b)	409,932	1,250,293
Halozyme Therapeutics Inc.(a)(b)	3,208,608	129,018,128
Harpoon Therapeutics Inc.(a)	438,221	3,308,569
Heron Therapeutics Inc.(a)(b)	2,147,962	19,610,893
Homology Medicines Inc.(a)(b)	983,323	3,579,296
Hookipa Pharma Inc.(a)(b)	449,287	1,046,839
Humanigen Inc.(a)(b)	1,097,906	4,084,210
iBio Inc.(a)(b)	5,046,749	2,770,665
Icosavax Inc.(a)(b)	312,067	7,140,093
Ideaya Biosciences Inc.(a)	764,663	18,076,633
IGM Biosciences Inc.(a)(b)	189,721	5,564,517
Imago Biosciences Inc.(a)(b)	227,494	5,393,883
Immuneering Corp., Class A(a)(b)	192,842	3,118,255
Immunic Inc.(a)(b)	435,284	4,165,668
ImmunityBio Inc.(a)(b)	1,584,455	9,633,486
ImmunoGen Inc.(a)(b)	4,639,728	34,426,782
Immunovant Inc.(a)	930,784	7,930,280
Impel Neuropharma Inc.(a)(b)	126,970	1,095,751
Infinity Pharmaceuticals Inc.(a)(b)	2,073,629	4,665,665
Inhibrx Inc.(a)	655,844	28,640,707
Inovio Pharmaceuticals Inc.(a)(b)	4,869,504	24,298,825
Inozyme Pharma Inc.(a)	336,798	2,296,962
Insmed Inc.(a)(b)	2,726,570	74,271,767
Instil Bio Inc.(a)(b)	1,246,171	21,321,986
Intellia Therapeutics Inc.(a)(b)	1,616,743	191,163,692
Intercept Pharmaceuticals Inc.(a)(b)	586,621	9,556,056
Invitae Corp.(a)(b)	4,671,750	71,337,622
Ironwood Pharmaceuticals Inc.(a)(b)	3,373,121	39,330,591
iTeos Therapeutics Inc.(a)	475,478	22,138,256
IVERIC bio Inc.(a)(b)	2,657,580	44,434,738
Janux Therapeutics Inc.(a)(b)	308,658	6,089,822
Jounce Therapeutics Inc.(a)	779,552	6,509,259
KalVista Pharmaceuticals Inc.(a)(b)	480,069	6,351,313
Karuna Therapeutics Inc.(a)(b)	516,092	67,608,052
Karyopharm Therapeutics Inc.(a)(b)	1,661,080	10,680,744
Keros Therapeutics Inc.(a)(b)	365,609	21,391,783
Kezar Life Sciences Inc.(a)	815,051	13,627,653
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	681,311	8,019,030
Security	Shares	Value

Biotechnology (continued)
Kinnate Biopharma Inc.(a)(b)	597,798	$10,592,981
Kodiak Sciences Inc.(a)(b)	781,428	66,249,466
Kronos Bio Inc.(a)(b)	909,806	12,364,264
Krystal Biotech Inc.(a)	421,063	29,453,357
Kura Oncology Inc.(a)(b)	1,519,527	21,273,378
Kymera Therapeutics Inc.(a)(b)	802,083	50,924,250
Lexicon Pharmaceuticals Inc.(a)(b)	1,602,113	6,312,325
Ligand Pharmaceuticals Inc.(a)(b)	352,396	54,431,086
Lineage Cell Therapeutics Inc.(a)(b)	2,935,301	7,191,487
Lyell Immunopharma Inc.(a)(b)	551,392	4,267,774
MacroGenics Inc.(a)(b)	1,402,123	22,504,074
Madrigal Pharmaceuticals Inc.(a)(b)	268,487	22,751,588
Magenta Therapeutics Inc.(a)(b)	700,361	3,102,599
MannKind Corp.(a)(b)	5,746,370	25,111,637
MEI Pharma Inc.(a)(b)	2,484,252	6,632,953
MeiraGTx Holdings PLC(a)(b)	697,489	16,558,389
Mersana Therapeutics Inc.(a)(b)	1,676,441	10,427,463
MiMedx Group Inc.(a)(b)	2,648,495	15,996,910
Mirum Pharmaceuticals Inc.(a)	84,444	1,346,882
Molecular Templates Inc.(a)(b)	865,472	3,392,650
Monte Rosa Therapeutics Inc.(a)(b)	269,807	5,509,459
Morphic Holding Inc.(a)(b)	487,480	23,096,802
Mustang Bio Inc.(a)(b)	1,629,124	2,704,346
Myriad Genetics Inc.(a)(b)	1,843,934	50,892,578
Neoleukin Therapeutics Inc.(a)(b)	824,583	3,974,490
NexImmune Inc.(a)(b)	410,526	1,892,525
Nkarta Inc.(a)(b)	328,809	5,047,218
Nurix Therapeutics Inc.(a)	732,005	21,191,545
Nuvalent Inc., Class A(a)(b)	249,661	4,753,545
Ocugen Inc.(a)(b)	4,310,349	19,612,088
Olema Pharmaceuticals Inc.(a)(b)	585,369	5,479,054
Omega Therapeutics Inc.(a)(b)	172,505	1,954,482
Oncocyte Corp.(a)(b)	1,393,115	3,023,060
Oncorus Inc.(a)(b)	478,088	2,519,524
Oncternal Therapeutics Inc.(a)	1,035,979	2,351,672
OPKO Health Inc.(a)(b)	9,344,603	44,947,540
Organogenesis Holdings Inc., Class A(a)	898,896	8,305,799
ORIC Pharmaceuticals Inc.(a)(b)	734,964	10,803,971
Outlook Therapeutics Inc.(a)(b)	2,058,512	2,799,576
Oyster Point Pharma Inc.(a)(b)	260,109	4,749,590
Passage Bio Inc.(a)(b)	869,520	5,521,452
PDL BioPharma Inc.(a)(c)	11,823	21,902
PMV Pharmaceuticals Inc.(a)(b)	616,164	14,233,388
Portage Biotech Inc.(a)(b)	86,444	927,544
Poseida Therapeutics Inc.(a)(b)	673,179	4,584,349
Praxis Precision Medicines Inc.(a)(b)	755,289	14,879,193
Precigen Inc.(a)(b)	2,231,407	8,278,520
Precision BioSciences Inc.(a)(b)	1,154,590	8,543,966
Prelude Therapeutics Inc.(a)(b)	253,487	3,155,913
Prometheus Biosciences Inc.(a)	684,624	27,070,033
Protagonist Therapeutics Inc.(a)	1,044,190	35,711,298
Prothena Corp. PLC(a)	837,251	41,360,199
PTC Therapeutics Inc.(a)(b)	1,612,896	64,241,648
Puma Biotechnology Inc.(a)(b)	781,574	2,375,985
Pyxis Oncology Inc.(a)	187,948	2,061,790
Radius Health Inc.(a)(b)	1,104,786	7,645,119
Rallybio Corp.(a)(b)	167,833	1,601,127
RAPT Therapeutics Inc.(a)(b)	497,325	18,266,747
Recursion Pharmaceuticals Inc., Class A(a)(b)	2,657,091	45,515,969
REGENXBIO Inc.(a)	920,160	30,089,232

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Relay Therapeutics Inc.(a)(b)	1,616,358	$49,638,354
Reneo Pharmaceuticals Inc.(a)(b)	152,828	1,306,679
Replimune Group Inc.(a)(b)	692,804	18,774,988
REVOLUTION Medicines Inc.(a)(b)	1,405,010	35,364,102
Rhythm Pharmaceuticals Inc.(a)(b)	1,031,808	10,297,444
Rigel Pharmaceuticals Inc.(a)(b)	4,004,772	10,612,646
Rocket Pharmaceuticals Inc.(a)(b)	947,770	20,689,819
Rubius Therapeutics Inc.(a)(b)	1,075,010	10,406,097
Sana Biotechnology Inc.(a)(b)	2,014,777	31,188,748
Sangamo Therapeutics Inc.(a)(b)	2,770,611	20,779,582
Scholar Rock Holding Corp.(a)(b)	648,323	16,104,343
Selecta Biosciences Inc.(a)(b)	2,106,249	6,866,372
Sensei Biotherapeutics Inc.(a)(b)	485,934	2,818,417
Sera Prognostics Inc., Class A(a)	110,691	760,447
Seres Therapeutics Inc.(a)(b)	1,633,294	13,605,339
Sesen Bio Inc.(a)(b)	4,617,532	3,763,289
Shattuck Labs Inc.(a)	622,714	5,299,296
Sigilon Therapeutics Inc.(a)	353,343	975,227
Silverback Therapeutics Inc.(a)(b)	476,242	3,171,772
Solid Biosciences Inc.(a)(b)	1,395,804	2,442,657
Sorrento Therapeutics Inc.(a)(b)	6,904,500	32,105,925
Spectrum Pharmaceuticals Inc.(a)(b)	3,852,480	4,892,650
Spero Therapeutics Inc.(a)(b)	567,686	9,088,653
SpringWorks Therapeutics Inc.(a)(b)	677,607	41,998,082
Spruce Biosciences Inc.(a)(b)	203,332	906,861
SQZ Biotechnologies Co.(a)(b)	532,945	4,759,199
Stoke Therapeutics Inc.(a)	446,836	10,719,596
Summit Therapeutics Inc.(a)(b)	526,200	1,415,478
Surface Oncology Inc.(a)(b)	810,148	3,872,507
Sutro Biopharma Inc.(a)(b)	1,006,804	14,981,244
Syndax Pharmaceuticals Inc.(a)(b)	1,048,329	22,947,922
Syros Pharmaceuticals Inc.(a)(b)	1,349,185	4,398,343
Talaris Therapeutics Inc.(a)(b)	438,460	6,704,053
Taysha Gene Therapies Inc.(a)(b)	521,119	6,071,036
TCR2 Therapeutics Inc.(a)	719,682	3,353,718
Tenaya Therapeutics Inc.(a)(b)	324,729	6,153,615
TG Therapeutics Inc.(a)(b)	2,998,453	56,970,607
Tonix Pharmaceuticals Holding Corp.(a)(b)	9,890,917	3,537,981
Travere Therapeutics Inc.(a)(b)	1,362,392	42,288,648
Trevena Inc.(a)(b)	3,828,080	2,229,857
Turning Point Therapeutics Inc.(a)(b)	1,071,058	51,089,467
Twist Bioscience Corp.(a)(b)	1,095,839	84,806,980
Tyra Biosciences Inc.(a)(b)	268,731	3,781,045
UroGen Pharma Ltd.(a)(b)	447,627	4,256,933
Vanda Pharmaceuticals Inc.(a)	1,262,524	19,809,002
Vaxart Inc.(a)(b)	2,819,893	17,680,729
Vaxcyte Inc.(a)(b)	938,818	22,334,480
VBI Vaccines Inc.(a)(b)	4,399,981	10,295,956
Vera Therapeutics Inc.(a)	210,037	5,612,189
Veracyte Inc.(a)(b)	1,574,586	64,872,943
Verastem Inc.(a)(b)	4,042,225	8,286,561
Vericel Corp.(a)(b)	1,085,081	42,643,683
Verve Therapeutics Inc.(a)(b)	368,697	13,593,858
Viking Therapeutics Inc.(a)(b)	1,576,759	7,253,091
Vincerx Pharma Inc.(a)	303,401	3,091,656
Vir Biotechnology Inc.(a)(b)	1,404,028	58,786,652
Viracta Therapeutics Inc.(a)(b)	848,697	3,097,744
VistaGen Therapeutics Inc.(a)(b)	4,502,458	8,779,793
Vor BioPharma Inc.(a)(b)	440,627	5,120,086
Werewolf Therapeutics Inc.(a)(b)	562,438	6,698,637
Security	Shares	Value

Biotechnology (continued)
XBiotech Inc.	359,302	$3,999,031
Xencor Inc.(a)(b)	1,313,986	52,717,118
Xilio Therapeutics Inc.(a)	136,459	2,183,344
XOMA Corp.(a)(b)	141,621	2,952,798
Y-mAbs Therapeutics Inc.(a)(b)	821,570	13,317,650
Zentalis Pharmaceuticals Inc.(a)(b)	842,477	70,818,617
ZIOPHARM Oncology Inc.(a)(b)	4,907,338	5,348,998
		5,805,891,793
Building Products — 1.4%
AAON Inc.(b)	973,528	77,327,329
American Woodmark Corp.(a)(b)	380,787	24,827,312
Apogee Enterprises Inc.	576,193	27,743,693
Caesarstone Ltd.	546,855	6,201,336
Cornerstone Building Brands Inc.(a)(b)	1,276,796	22,267,322
CSW Industrials Inc.	345,249	41,726,794
Gibraltar Industries Inc.(a)	762,665	50,854,502
Griffon Corp.	1,086,937	30,955,966
Insteel Industries Inc.	438,205	17,444,941
JELD-WEN Holding Inc.(a)(b)	2,100,321	55,364,462
Masonite International Corp.(a)(b)	548,689	64,717,867
PGT Innovations Inc.(a)(b)	1,334,751	30,018,550
Quanex Building Products Corp.	763,904	18,929,541
Resideo Technologies Inc.(a)(b)	3,349,454	87,186,288
Simpson Manufacturing Co. Inc.	1,006,459	139,968,253
UFP Industries Inc.	1,395,577	128,407,040
View Inc.(a)(b)	3,182,475	12,443,477
Zurn Water Solutions Corp.	2,814,082	102,432,585
		938,817,258
Capital Markets — 1.7%
Artisan Partners Asset Management Inc., Class A	1,383,735	65,921,135
Assetmark Financial Holdings Inc.(a)	447,733	11,735,082
Associated Capital Group Inc., Class A	39,414	1,694,802
B. Riley Financial Inc.	470,210	41,782,861
BGC Partners Inc., Class A(b)	7,390,700	34,366,755
Blucora Inc.(a)(b)	1,146,977	19,865,642
BrightSphere Investment Group Inc.	1,370,891	35,094,810
Cohen & Steers Inc.	588,024	54,398,100
Cowen Inc., Class A	622,415	22,469,181
Diamond Hill Investment Group Inc.	72,630	14,106,925
Donnelley Financial Solutions Inc.(a)	681,018	32,103,189
Federated Hermes Inc.	2,175,064	81,738,905
Focus Financial Partners Inc., Class A(a)(b)	1,389,810	82,999,453
GAMCO Investors Inc., Class A(b)	137,356	3,431,153
GCM Grosvenor Inc., Class A(b)	1,043,694	10,958,787
Greenhill & Co. Inc.	361,152	6,475,455
Hamilton Lane Inc., Class A	814,570	84,405,743
Houlihan Lokey Inc.	1,197,526	123,967,891
Moelis & Co., Class A	1,435,802	89,751,983
Open Lending Corp., Class A(a)(b)	2,424,845	54,510,516
Oppenheimer Holdings Inc., Class A, NVS	225,613	10,461,675
Piper Sandler Cos	408,430	72,908,839
PJT Partners Inc., Class A	562,753	41,694,370
Pzena Investment Management Inc., Class A	376,580	3,566,213
Sculptor Capital Management Inc.	516,203	11,020,934
StepStone Group Inc., Class A	945,041	39,285,354
StoneX Group Inc.(a)	400,691	24,542,324
Value Line Inc.	26,427	1,237,312
Virtus Investment Partners Inc.	168,886	50,176,031

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
WisdomTree Investments Inc.	3,125,256	$19,126,567
		1,145,797,987
Chemicals — 2.0%
AdvanSix Inc.	629,402	29,739,244
American Vanguard Corp.	682,193	11,181,143
Amyris Inc.(a)(b)	4,073,186	22,035,936
Avient Corp.	2,111,010	118,111,009
Balchem Corp.	747,488	126,026,477
Cabot Corp.	1,307,738	73,494,876
Chase Corp.	172,392	17,163,348
Danimer Scientific Inc.(a)(b)	2,095,565	17,854,214
Ecovyst Inc.	1,216,490	12,456,858
Ferro Corp.(a)	1,893,161	41,327,705
FutureFuel Corp.	629,844	4,812,008
GCP Applied Technologies Inc.(a)	1,136,995	35,997,262
Hawkins Inc.	448,940	17,710,683
HB Fuller Co.	1,204,867	97,594,227
Ingevity Corp.(a)	921,695	66,085,531
Innospec Inc.	565,697	51,105,067
Intrepid Potash Inc.(a)(b)	236,892	10,122,395
Koppers Holdings Inc.(a)(b)	477,247	14,937,831
Kraton Corp.(a)	736,689	34,123,434
Kronos Worldwide Inc.	525,087	7,881,556
Livent Corp.(a)(b)	3,759,665	91,660,633
Marrone Bio Innovations Inc.(a)(b)	2,345,327	1,689,105
Minerals Technologies Inc.	767,736	56,159,888
Orion Engineered Carbons SA(a)(b)	1,418,653	26,046,469
PureCycle Technologies Inc.(a)(b)	1,226,600	11,738,562
Quaker Chemical Corp.(b)	313,785	72,415,302
Rayonier Advanced Materials Inc.(a)	1,437,142	8,206,081
Sensient Technologies Corp.	983,581	98,417,115
Stepan Co.	500,763	62,239,833
Tredegar Corp.	601,438	7,108,997
Trinseo PLC	911,979	47,842,418
Tronox Holdings PLC, Class A	2,650,227	63,684,955
Valhi Inc.	57,094	1,641,453
Zymergen Inc.(a)(b)	1,843,582	12,333,564
		1,370,945,179
Commercial Services & Supplies — 1.7%
ABM Industries Inc.	1,584,328	64,719,799
ACCO Brands Corp.	2,159,550	17,837,883
Aris Water Solution Inc.(a)(b)	360,116	4,663,502
Brady Corp., Class A, NVS	1,091,322	58,822,256
BrightView Holdings Inc.(a)(b)	962,890	13,557,491
Brink’s Co. (The)(b)	1,114,264	73,062,291
Casella Waste Systems Inc., Class A(a)(b)	1,139,001	97,293,465
CECO Environmental Corp.(a)(b)	716,265	4,462,331
Cimpress PLC(a)(b)	401,037	28,718,260
CompX International Inc.	41,796	939,156
CoreCivic Inc.(a)	2,830,308	28,218,171
Deluxe Corp.	989,430	31,770,597
Ennis Inc.	582,534	11,376,889
Harsco Corp.(a)(b)	1,817,485	30,370,174
Healthcare Services Group Inc.	1,747,903	31,095,194
Heritage-Crystal Clean Inc.(a)(b)	367,542	11,768,695
Herman Miller Inc.	1,726,089	67,645,428
HNI Corp.	1,014,730	42,669,397
Interface Inc.(b)	1,361,611	21,717,696
KAR Auction Services Inc.(a)	2,798,057	43,705,650
Kimball International Inc., Class B	852,131	8,717,300
Security	Shares	Value

Commercial Services & Supplies (continued)
Matthews International Corp., Class A	735,972	$26,988,093
Montrose Environmental Group Inc.(a)(b)	603,809	42,574,573
NL Industries Inc.	211,357	1,564,042
Pitney Bowes Inc.	2,823,565	18,720,236
RR Donnelley & Sons Co.(a)	1,667,195	18,772,616
SP Plus Corp.(a)	540,387	15,249,721
Steelcase Inc., Class A	2,049,304	24,017,843
Team Inc.(a)	619,700	675,473
Tetra Tech Inc.	1,253,594	212,860,261
U.S. Ecology Inc.(a)	739,926	23,633,236
UniFirst Corp./MA(b)	349,520	73,539,008
Viad Corp.(a)(b)	478,495	20,474,801
VSE Corp.	249,533	15,206,541
		1,187,408,069
Communications Equipment — 0.8%
ADTRAN Inc.	1,160,144	26,486,087
Aviat Networks Inc.(a)(b)	158,858	5,096,165
CalAmp Corp.(a)(b)	832,337	5,876,299
Calix Inc.(a)(b)	1,280,936	102,436,452
Cambium Networks Corp.(a)(b)	248,904	6,379,410
Casa Systems Inc.(a)(b)	694,568	3,938,201
Clearfield Inc.(a)(b)	268,424	22,660,354
Comtech Telecommunications Corp.	609,092	14,429,389
Digi International Inc.(a)	798,136	19,610,202
DZS Inc.(a)(b)	400,784	6,500,716
EMCORE Corp.(a)(b)	860,107	6,003,547
Extreme Networks Inc.(a)	2,918,442	45,819,539
Harmonic Inc.(a)(b)	2,105,359	24,759,022
Infinera Corp.(a)(b)	4,236,695	40,629,905
Inseego Corp.(a)(b)	1,965,292	11,457,652
KVH Industries Inc.(a)(b)	321,473	2,954,337
NETGEAR Inc.(a)(b)	676,148	19,750,283
NetScout Systems Inc.(a)	1,625,121	53,759,003
Plantronics Inc.(a)	986,318	28,938,570
Ribbon Communications Inc.(a)(b)	1,630,904	9,866,969
Viavi Solutions Inc.(a)(b)	5,529,937	97,437,490
		554,789,592
Construction & Engineering — 1.6%
Ameresco Inc., Class A(a)(b)	722,140	58,811,082
API Group Corp.(a)(b)	4,661,026	120,114,640
Arcosa Inc.	1,123,985	59,234,009
Argan Inc.	356,542	13,794,610
Comfort Systems USA Inc.	824,614	81,587,309
Concrete Pumping Holdings Inc.(a)(b)	562,557	4,612,967
Construction Partners Inc., Class A(a)(b)	680,610	20,016,740
Dycom Industries Inc.(a)(b)	680,779	63,829,839
EMCOR Group Inc.	1,236,409	157,506,142
Fluor Corp.(a)	3,287,341	81,427,437
Granite Construction Inc.	1,066,027	41,255,245
Great Lakes Dredge & Dock Corp.(a)(b)	1,499,424	23,570,945
IES Holdings Inc.(a)	202,754	10,267,463
Infrastructure and Energy Alternatives Inc.(a)(b)	637,425	5,864,310
INNOVATE Corp.(a)(b)	1,085,004	4,014,515
Matrix Service Co.(a)(b)	603,896	4,541,298
MYR Group Inc.(a)(b)	383,018	42,342,640
Northwest Pipe Co.(a)(b)	236,089	7,507,630
NV5 Global Inc.(a)(b)	307,986	42,539,026
Primoris Services Corp.	1,242,266	29,789,539
Sterling Construction Co. Inc.(a)	642,910	16,908,533
Tutor Perini Corp.(a)	978,102	12,099,122

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
WillScot Mobile Mini Holdings Corp.(a)(b)	4,897,330	$200,006,957
		1,101,641,998
Construction Materials — 0.2%
Forterra Inc.(a)(b)	659,748	15,688,808
Summit Materials Inc., Class A(a)(b)	2,750,569	110,407,840
United State Lime & Minerals Inc.(b)	48,921	6,311,787
		132,408,435
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(a)(b)	115,913	8,266,915
Curo Group Holdings Corp.	503,052	8,053,863
Encore Capital Group Inc.(a)(b)	678,718	42,155,175
Enova International Inc.(a)(b)	843,270	34,540,339
EZCORP Inc., Class A, NVS(a)(b)	1,191,762	8,783,286
FirstCash Holdings Inc.	928,675	69,474,177
Green Dot Corp., Class A(a)	1,240,184	44,944,268
LendingClub Corp.(a)	2,306,312	55,766,624
LendingTree Inc.(a)(b)	269,843	33,082,752
Navient Corp.	3,674,342	77,969,537
Nelnet Inc., Class A	395,915	38,672,977
Oportun Financial Corp.(a)(b)	502,271	10,170,988
PRA Group Inc.(a)(b)	1,006,705	50,546,658
PROG Holdings Inc.	1,512,148	68,212,996
Regional Management Corp.	181,593	10,434,334
World Acceptance Corp.(a)(b)	102,575	25,174,982
		586,249,871
Containers & Packaging — 0.3%
Greif Inc., Class A, NVS.	615,226	37,141,194
Greif Inc., Class B	136,251	8,145,085
Myers Industries Inc.	850,215	17,012,802
O-I Glass Inc.(a)	3,660,362	44,034,155
Pactiv Evergreen Inc.	1,015,781	12,880,103
Ranpak Holdings Corp.(a)(b)	879,130	33,037,705
TriMas Corp.(b)	999,006	36,963,222
UFP Technologies Inc.(a)(b)	162,058	11,386,195
		200,600,461
Distributors — 0.0%
Funko Inc., Class A(a)(b)	626,059	11,769,909
Greenlane Holdings Inc., Class A(a)(b)	568,958	548,533
		12,318,442
Diversified Consumer Services — 0.6%
2U Inc.(a)(b)	1,676,244	33,642,217
Adtalem Global Education Inc.(a)(b)	1,146,797	33,899,319
American Public Education Inc.(a)(b)	435,496	9,689,786
Carriage Services Inc.	351,942	22,679,143
Coursera Inc.(a)(b)	1,691,410	41,338,061
European Wax Center Inc., Class A(a)(b)	283,383	8,600,674
Graham Holdings Co., Class B	88,787	55,920,716
Houghton Mifflin Harcourt Co.(a)	2,966,442	47,759,716
Laureate Education Inc., Class A	2,338,951	28,628,760
OneSpaWorld Holdings Ltd.(a)	1,263,416	12,659,428
Perdoceo Education Corp.(a)(b)	1,577,829	18,555,269
PowerSchool Holdings Inc., Class A(a)(b)	1,243,066	20,473,297
Regis Corp.(a)(b)	916,445	1,594,614
StoneMor Inc.(a)(b)	753,075	1,717,011
Strategic Education Inc.	564,910	32,674,395
Stride Inc.(a)(b)	960,534	32,014,598
Udemy Inc., NVS(a)(b)	317,400	6,201,996
Vivint Smart Home Inc.(a)(b)	2,147,988	21,007,323
Security	Shares	Value

Diversified Consumer Services (continued)
WW International Inc.(a)(b)	1,217,937	$19,645,324
		448,701,647
Diversified Financial Services — 0.2%
Alerus Financial Corp.	361,932	10,597,369
A-Mark Precious Metals Inc.	206,525	12,618,677
Banco Latinoamericano de Comercio Exterior SA,
Class E.	752,685	12,494,571
Cannae Holdings Inc.(a)(b)	1,952,671	68,636,386
Marlin Business Services Corp.	205,437	4,782,573
		109,129,576
Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)(b)	267,942	15,744,272
ATN International Inc.	260,271	10,397,827
Bandwidth Inc., Class A(a)(b)	539,440	38,710,214
Cogent Communications Holdings Inc.	991,973	72,592,584
Consolidated Communications Holdings Inc.(a)(b)	1,706,938	12,767,896
EchoStar Corp., Class A(a)(b)	878,986	23,161,281
Globalstar Inc.(a)(b)	14,262,626	16,544,646
IDT Corp., Class B(a)(b)	467,199	20,631,508
Iridium Communications Inc.(a)(b)	2,749,011	113,506,664
Liberty Latin America Ltd., Class A(a)(b)	1,008,249	11,756,183
Liberty Latin America Ltd., Class C, NVS(a)	3,509,580	40,009,212
Ooma Inc.(a)(b)	510,526	10,435,152
Radius Global Infrastructure Inc., Class A(a)(b)	1,369,361	22,046,712
Telesat Corp.(a)	303,626	8,704,958
		417,009,109
Electric Utilities — 0.6%
ALLETE Inc.	1,232,289	81,762,375
MGE Energy Inc.	848,673	69,803,354
Otter Tail Corp.	961,316	68,657,189
PNM Resources Inc.	2,011,403	91,740,091
Portland General Electric Co.	2,114,720	111,910,982
Via Renewables Inc.	294,849	3,370,124
		427,244,115
Electrical Equipment — 1.1%
Advent Technologies Holdings Inc.(a)(b)	399,626	2,801,378
Allied Motion Technologies Inc.	272,374	9,938,927
American Superconductor Corp.(a)(b)	643,791	7,004,446
Array Technologies Inc.(a)(b)	2,993,894	46,974,197
Atkore Inc.(a)	1,068,367	118,791,727
AZZ Inc.	577,549	31,932,684
Babcock & Wilcox Enterprises Inc.(a)	1,310,873	11,824,075
Beam Global(a)(b)	206,207	3,835,450
Blink Charging Co.(a)(b)	853,682	22,631,110
Bloom Energy Corp., Class A(a)(b)	3,298,209	72,329,723
Encore Wire Corp.(b)	458,443	65,603,193
EnerSys.	994,650	78,637,029
Eos Energy Enterprises Inc.(a)(b)	1,014,651	7,630,176
FTC Solar Inc.(a)(b)	446,821	3,377,967
FuelCell Energy Inc.(a)(b)	8,579,245	44,612,074
GrafTech International Ltd.	4,641,700	54,911,311
Powell Industries Inc.	221,549	6,533,480
Preformed Line Products Co.	73,363	4,746,586
Romeo Power Inc.(a)(b)	2,964,351	10,819,881
Stem Inc.(a)(b)	2,640,463	50,089,583
Thermon Group Holdings Inc.(a)	761,838	12,897,917
TPI Composites Inc.(a)(b)	846,030	12,656,609
Vicor Corp.(a)(b)	492,573	62,546,920
		743,126,443

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 2.4%
908 Devices Inc.(a)(b)	413,289	$10,691,786
Advanced Energy Industries Inc.	875,143	79,690,522
Aeva Technologies Inc.(a)(b)	2,455,489	18,563,497
Akoustis Technologies Inc.(a)(b)	1,064,795	7,112,831
Arlo Technologies Inc.(a)	1,952,051	20,477,015
Badger Meter Inc.	676,307	72,067,274
Belden Inc.	1,033,407	67,925,842
Benchmark Electronics Inc.	821,459	22,261,539
CTS Corp.(b)	750,533	27,559,572
Daktronics Inc.(a)	862,444	4,355,342
ePlus Inc.(a)(b)	621,236	33,472,196
Fabrinet(a)	856,068	101,418,376
FARO Technologies Inc.(a)	423,827	29,676,367
Identiv Inc.(a)(b)	499,888	14,066,848
II-VI Inc.(a)(b)	2,451,270	167,495,279
Insight Enterprises Inc.(a)(b)	810,684	86,418,914
Iteris Inc.(a)(b)	981,523	3,926,092
Itron Inc.(a)(b)	1,048,968	71,875,287
Kimball Electronics Inc.(a)(b)	565,215	12,299,078
Knowles Corp.(a)(b)	2,070,824	48,353,740
Luna Innovations Inc.(a)(b)	746,216	6,298,063
Methode Electronics Inc.	887,684	43,647,422
MicroVision Inc.(a)(b)	3,890,984	19,493,830
Napco Security Technologies Inc.(a)(b)	339,426	16,964,511
nLight Inc.(a)(b)	1,004,483	24,057,368
Novanta Inc.(a)(b)	821,547	144,863,382
OSI Systems Inc.(a)(b)	392,106	36,544,279
Ouster Inc.(a)(b)	3,598,073	18,709,980
PAR Technology Corp.(a)(b)	583,704	30,802,060
PC Connection Inc.	262,705	11,330,467
Plexus Corp.(a)(b)	647,600	62,098,364
Rogers Corp.(a)	433,831	118,435,863
Sanmina Corp.(a)	1,477,808	61,269,920
ScanSource Inc.(a)(b)	587,402	20,606,062
TTM Technologies Inc.(a)(b)	2,423,593	36,111,536
Velodyne Lidar Inc.(a)(b)	1,755,129	8,143,799
Vishay Intertechnology Inc.	3,110,960	68,036,695
Vishay Precision Group Inc.(a)	286,739	10,643,752
		1,637,764,750
Energy Equipment & Services — 0.8%
Archrock Inc.	3,166,386	23,684,567
Aspen Aerogels Inc.(a)(b)	515,602	25,671,824
Bristow Group Inc.(a)(b)	554,279	17,554,016
Cactus Inc., Class A	1,265,789	48,264,535
ChampionX Corp.(a)	4,721,097	95,413,370
DMC Global Inc.(a)	435,190	17,237,876
Dril-Quip Inc.(a)	821,978	16,176,527
Expro Group Holdings NV(a)(b)	1,073,515	15,404,940
FTS International Inc., Class A(a)(b)	208,364	5,469,555
Helix Energy Solutions Group Inc.(a)	3,327,827	10,382,820
Helmerich & Payne Inc.	2,462,090	58,351,533
Liberty Oilfield Services Inc., Class A(a)	2,110,424	20,471,113
Nabors Industries Ltd.(a)	164,595	13,347,009
National Energy Services Reunited Corp.(a)(b)	880,678	8,322,407
Newpark Resources Inc.(a)(b)	2,158,248	6,345,249
NexTier Oilfield Solutions Inc.(a)(b)	4,058,047	14,406,067
Oceaneering International Inc.(a)	2,317,256	26,208,165
Oil States International Inc.(a)(b)	1,442,915	7,171,288
Patterson-UTI Energy Inc.	4,325,174	36,547,720
ProPetro Holding Corp.(a)	2,004,958	16,240,160
Security	Shares	Value

Energy Equipment & Services (continued)
RPC Inc.(a)(b)	1,581,675	$7,180,804
Select Energy Services Inc., Class A(a)(b)	1,433,001	8,927,596
Solaris Oilfield Infrastructure Inc., Class A	732,195	4,795,877
TETRA Technologies Inc.(a)(b)	2,884,740	8,192,662
Tidewater Inc.(a)(b)	956,103	10,239,863
U.S. Silica Holdings Inc.(a)	1,728,649	16,249,301
		538,256,844
Entertainment — 0.8%
AMC Entertainment Holdings Inc., Class A(a)(b)	11,975,282	325,727,670
Chicken Soup For The Soul Entertainment Inc.(a)(b)	164,419	2,275,559
Cinemark Holdings Inc.(a)(b)	2,524,926	40,701,807
CuriosityStream Inc.(a)(b)	609,125	3,612,111
Eros STX Global Corp.(a)(b)	7,522,442	1,803,129
IMAX Corp.(a)	1,170,464	20,881,078
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	234,313	6,736,499
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	849,277	23,864,684
Lions Gate Entertainment Corp., Class A(a)(b)	1,399,454	23,286,915
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	2,722,116	41,893,365
LivePerson Inc.(a)(b)	1,303,227	1,668,131
Madison Square Garden Entertainment Corp.(a)(b)	616,316	43,351,667
Marcus Corp. (The)(a)	547,543	9,779,118
		545,581,733
Equity Real Estate Investment Trusts (REITs) — 6.7%
Acadia Realty Trust	2,024,003	44,183,986
Agree Realty Corp.	1,598,201	114,047,623
Alexander & Baldwin Inc.	1,689,538	42,390,508
Alexander’s Inc.	49,746	12,948,884
American Assets Trust Inc.	1,180,785	44,314,861
American Finance Trust Inc.	2,803,750	25,598,238
Apartment Investment & Management Co.,
Class A(a)	3,521,202	27,183,679
Apple Hospitality REIT Inc.	4,995,891	80,683,640
Armada Hoffler Properties Inc.	1,427,278	21,723,171
Ashford Hospitality Trust Inc.(a)	398,689	3,827,414
Braemar Hotels & Resorts Inc.(a)	1,220,422	6,224,152
Brandywine Realty Trust	3,938,534	52,855,126
Broadstone Net Lease Inc.	3,657,625	90,782,253
BRT Apartments Corp.	262,390	6,294,736
CareTrust REIT Inc.	2,263,185	51,668,514
CatchMark Timber Trust Inc., Class A	1,145,512	9,977,410
Centerspace	325,777	36,128,669
Chatham Lodging Trust(a)	1,114,843	15,295,646
City Office REIT Inc.	992,688	19,575,807
Clipper Realty Inc.	285,633	2,839,192
Community Healthcare Trust Inc.	550,752	26,034,047
CorePoint Lodging Inc.(a)	940,903	14,772,177
Corporate Office Properties Trust	2,633,325	73,654,100
CTO Realty Growth Inc.	136,725	8,397,650
DiamondRock Hospitality Co.(a)	4,892,802	47,019,827
DigitalBridge Group Inc.(a)	11,260,047	93,796,192
Diversified Healthcare Trust	5,548,848	17,145,940
Easterly Government Properties Inc.	2,009,790	46,064,387
EastGroup Properties Inc.	932,710	212,517,974
Empire State Realty Trust Inc., Class A	3,335,292	29,684,099
Equity Commonwealth(a)	2,772,518	71,808,216
Essential Properties Realty Trust Inc.	2,793,085	80,524,641
Farmland Partners Inc.	665,716	7,955,306
Four Corners Property Trust Inc.	1,775,168	52,207,691
Franklin Street Properties Corp., Class C	2,431,854	14,469,531
GEO Group Inc. (The)(b)	2,595,671	20,116,450

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	938,299	$30,110,015
Gladstone Commercial Corp.	833,931	21,490,402
Gladstone Land Corp.	706,902	23,865,012
Global Medical REIT Inc.	1,388,680	24,649,070
Global Net Lease Inc.	2,381,234	36,385,256
Healthcare Realty Trust Inc.	3,445,513	109,016,031
Hersha Hospitality Trust(a)	758,810	6,958,288
Independence Realty Trust Inc.	2,452,789	63,355,540
Indus Realty Trust Inc.	119,428	9,680,834
Industrial Logistics Properties Trust	1,519,507	38,063,650
Innovative Industrial Properties Inc.	551,996	145,125,268
iStar Inc.(b)	1,564,477	40,410,441
Kite Realty Group Trust	5,048,678	109,960,207
Lexington Realty Trust	6,484,713	101,291,217
LTC Properties Inc.	919,111	31,378,450
Macerich Co. (The)	4,962,380	85,749,926
Monmouth Real Estate Investment Corp.	2,213,202	46,499,374
National Health Investors Inc.	1,025,126	58,913,991
National Storage Affiliates Trust	1,895,556	131,172,475
NETSTREIT Corp.	918,915	21,043,154
NexPoint Residential Trust Inc.	515,380	43,204,305
Office Properties Income Trust	1,121,853	27,866,829
One Liberty Properties Inc.	376,250	13,274,100
Outfront Media Inc.	3,399,070	91,163,057
Paramount Group Inc.	4,387,377	36,590,724
Pebblebrook Hotel Trust(b)	3,041,525	68,038,914
Phillips Edison & Co. Inc.(b)	436,928	14,436,101
Physicians Realty Trust	5,135,088	96,693,707
Piedmont Office Realty Trust Inc., Class A	2,902,259	53,343,520
Plymouth Industrial REIT Inc.	696,541	22,289,312
Postal Realty Trust Inc., Class A	282,425	5,592,015
PotlatchDeltic Corp.	1,527,746	92,000,864
Preferred Apartment Communities Inc.	1,234,850	22,301,391
PS Business Parks Inc.	470,399	86,633,384
Retail Opportunity Investments Corp.	2,705,926	53,036,150
Retail Value Inc.	482,515	3,097,746
RLJ Lodging Trust	3,871,288	53,927,042
RPT Realty	1,883,761	25,204,722
Ryman Hospitality Properties Inc.(a)(b)	1,255,329	115,440,055
Sabra Health Care REIT Inc.	5,297,667	71,730,411
Safehold Inc.	471,493	37,648,716
Saul Centers Inc.	273,964	14,525,571
Seritage Growth Properties, Class A(a)(b)	868,098	11,519,661
Service Properties Trust.	3,918,512	34,443,721
SITE Centers Corp.	4,030,622	63,804,746
STAG Industrial Inc.	4,071,039	195,247,030
Summit Hotel Properties Inc.(a)	2,432,124	23,737,530
Sunstone Hotel Investors Inc.(a)	5,076,733	59,550,078
Tanger Factory Outlet Centers Inc.	2,409,616	46,457,397
Terreno Realty Corp.	1,700,125	145,003,661
UMH Properties Inc.	975,289	26,654,648
Uniti Group Inc.	4,544,675	63,670,897
Universal Health Realty Income Trust	303,940	18,075,312
Urban Edge Properties.	2,682,856	50,974,264
Urstadt Biddle Properties Inc., Class A	699,711	14,903,844
Veris Residential Inc.(a)	2,044,740	37,582,321
Washington REIT	1,989,037	51,416,606
Whitestone REIT	1,034,258	10,477,034
Xenia Hotels & Resorts Inc.(a)	2,661,561	48,200,870
		4,609,588,594
Security	Shares	Value

Food & Staples Retailing — 1.0%
Andersons Inc. (The)	740,986	$28,683,568
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,176,636	212,739,313
Chefs’ Warehouse Inc. (The)(a)(b)	751,814	25,035,406
HF Foods Group Inc.(a)(b)	777,263	6,575,645
Ingles Markets Inc., Class A	321,058	27,720,148
MedAvail Holdings Inc.(a)(b)	274,316	384,042
Natural Grocers by Vitamin Cottage Inc.	235,057	3,349,562
Performance Food Group Co.(a)(b)	3,518,839	161,479,522
PriceSmart Inc.	551,450	40,349,597
Rite Aid Corp.(a)(b)	1,285,496	18,883,936
SpartanNash Co.	829,536	21,368,847
Sprouts Farmers Market Inc.(a)(b)	2,609,426	77,447,764
United Natural Foods Inc.(a)	1,304,202	64,010,234
Village Super Market Inc., Class A	192,752	4,508,469
Weis Markets Inc.	378,127	24,911,007
		717,447,060
Food Products — 1.0%
AppHarvest Inc.(a)(b)	1,620,906	6,305,324
B&G Foods Inc.(b)	1,490,541	45,804,325
Calavo Growers Inc.	409,764	17,373,994
Cal-Maine Foods Inc.(b)	930,393	34,415,237
Fresh Del Monte Produce Inc.	780,533	21,542,711
Hostess Brands Inc.(a)(b)	3,162,771	64,583,784
J&J Snack Foods Corp.	346,622	54,752,411
John B Sanfilippo & Son Inc.	205,780	18,553,125
Laird Superfood Inc.(a)(b)	145,037	1,891,282
Lancaster Colony Corp.	443,954	73,518,782
Landec Corp.(a)	589,999	6,548,989
Limoneira Co.	367,523	5,512,845
Mission Produce Inc.(a)	868,124	13,629,547
Sanderson Farms Inc.	472,023	90,194,155
Seneca Foods Corp., Class A(a)	156,470	7,502,737
Simply Good Foods Co. (The)(a)(b)	1,978,820	82,259,547
Sovos Brands Inc.(a)(b)	539,902	8,125,525
Tattooed Chef Inc.(a)(b)	1,103,290	17,145,127
Tootsie Roll Industries Inc.	346,089	12,538,804
TreeHouse Foods Inc.(a)(b)	1,205,533	48,860,252
Utz Brands Inc.	1,349,868	21,530,395
Vita Coco Co. Inc. (The)(a)(b)	220,959	2,468,112
Vital Farms Inc.(a)(b)	580,359	10,481,284
Whole Earth Brands Inc.(a)(b)	875,319	9,400,926
		674,939,220
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	1,439,865	98,285,185
Chesapeake Utilities Corp.	376,592	54,910,879
New Jersey Resources Corp.	2,245,481	92,199,450
Northwest Natural Holding Co.	721,977	35,218,038
ONE Gas Inc.	1,225,906	95,118,047
South Jersey Industries Inc.	2,396,687	62,601,464
Southwest Gas Holdings Inc.	1,407,656	98,606,303
Spire Inc.	1,192,694	77,787,503
		614,726,869
Health Care Equipment & Supplies — 3.2%
Accelerate Diagnostics Inc.(a)(b)	772,178	4,030,769
Accuray Inc.(a)(b)	2,139,823	10,206,956
Acutus Medical Inc.(a)(b)	443,816	1,513,413
Alphatec Holdings Inc.(a)(b)	1,643,173	18,781,467
AngioDynamics Inc.(a)(b)	874,082	24,107,182
Apyx Medical Corp.(a)(b)	732,031	9,384,637

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Asensus Surgical Inc.(a)(b)	5,516,473	$6,123,285
Aspira Women’s Health Inc.(a)(b)	1,701,812	3,012,207
AtriCure Inc.(a)(b)	1,042,682	72,497,679
Atrion Corp.	32,380	22,824,662
Avanos Medical Inc.(a)(b)	1,122,419	38,914,267
Axogen Inc.(a)(b)	892,908	8,366,548
Axonics Inc.(a)(b)	1,067,854	59,799,824
BioLife Solutions Inc.(a)(b)	256,446	9,557,742
Bioventus Inc., Class A(a)(b)	648,978	9,403,691
Butterfly Network Inc.(a)(b)	2,924,210	19,562,965
Cardiovascular Systems Inc.(a)	921,308	17,302,164
Cerus Corp.(a)(b)	3,977,084	27,083,942
ClearPoint Neuro Inc.(a)(b)	440,483	4,942,219
CONMED Corp.	678,291	96,154,532
CryoLife Inc.(a)(b)	890,766	18,127,088
CryoPort Inc.(a)(b)	946,735	56,018,310
Cue Health Inc.(a)	308,586	4,138,138
Cutera Inc.(a)(b)	408,383	16,874,386
CVRx Inc.(a)(b)	189,728	2,320,373
CytoSorbents Corp.(a)(b)	932,368	3,906,622
DarioHealth Corp.(a)	315,590	4,093,202
Eargo Inc.(a)(b)	657,628	3,353,903
Glaukos Corp.(a)(b)	1,050,721	46,694,041
Haemonetics Corp.(a)(b)	1,168,750	61,990,500
Heska Corp.(a)	227,950	41,598,595
Inari Medical Inc.(a)(b)	793,500	72,422,745
Inogen Inc.(a)	454,657	15,458,338
Integer Holdings Corp.(a)	767,154	65,660,711
Intersect ENT Inc.(a)	775,457	21,177,731
Invacare Corp.(a)	778,211	2,116,734
iRadimed Corp.(a)(b)	148,475	6,861,030
iRhythm Technologies Inc.(a)(b)	688,939	81,081,231
Lantheus Holdings Inc.(a)(b)	1,576,322	45,539,943
LeMaitre Vascular Inc.	438,698	22,035,801
LivaNova PLC(a)	1,242,917	108,668,233
Meridian Bioscience Inc.(a)(b)	993,537	20,268,155
Merit Medical Systems Inc.(a)	1,194,950	74,445,385
Mesa Laboratories Inc.(b)	115,328	37,837,964
Natus Medical Inc.(a)(b)	782,843	18,576,864
Neogen Corp.(a)(b)	2,503,775	113,696,423
Neuronetics Inc.(a)(b)	590,509	2,633,670
NeuroPace Inc.(a)(b)	162,983	1,642,869
Nevro Corp.(a)(b)	802,986	65,098,075
NuVasive Inc.(a)(b)	1,208,616	63,428,168
OraSure Technologies Inc.(a)(b)	1,687,958	14,668,355
Ortho Clinical Diagnostics Holdings PLC(a)	2,768,053	59,208,654
Orthofix Medical Inc.(a)	439,424	13,661,692
OrthoPediatrics Corp.(a)(b)	324,726	19,438,098
Outset Medical Inc.(a)(b)	1,083,546	49,940,635
Paragon 28 Inc.(a)(b)	165,079	2,920,248
PAVmed Inc.(a)(b)	1,693,976	4,167,181
PROCEPT BioRobotics Corp.(a)(b)	155,600	3,891,556
Pulmonx Corp.(a)(b)	604,254	19,378,426
Pulse Biosciences Inc.(a)(b)	311,979	4,620,409
Quotient Ltd.(a)(b)	1,836,935	4,757,662
Retractable Technologies Inc.(a)(b)	407,602	2,824,682
RxSight Inc.(a)(b)	194,010	2,182,613
SeaSpine Holdings Corp.(a)(b)	743,323	10,124,059
Senseonics Holdings Inc.(a)(b)	10,078,432	26,909,413
Shockwave Medical Inc.(a)(b)	783,383	139,700,690
Security	Shares	Value

Health Care Equipment & Supplies (continued)
SI-BONE Inc.(a)(b)	778,579	$17,292,240
Sientra Inc.(a)(b)	1,345,866	4,939,328
Sight Sciences Inc.(a)(b)	259,904	4,566,513
Silk Road Medical Inc.(a)(b)	790,285	33,674,044
STAAR Surgical Co.(a)(b)	1,108,817	101,234,992
Stereotaxis Inc.(a)(b)	1,162,930	7,210,166
Surmodics Inc.(a)	316,608	15,244,675
Tactile Systems Technology Inc.(a)	448,778	8,540,245
Talis Biomedical Corp.(a)(b)	338,116	1,355,845
TransMedics Group Inc.(a)(b)	610,031	11,688,194
Treace Medical Concepts Inc.(a)(b)	655,317	12,215,109
Utah Medical Products Inc.	78,903	7,890,300
Vapotherm Inc.(a)(b)	534,965	11,079,125
Varex Imaging Corp.(a)(b)	900,338	28,405,664
ViewRay Inc.(a)	3,227,478	17,783,404
Zynex Inc.(a)	455,501	4,541,345
		2,227,390,941
Health Care Providers & Services — 2.9%
1Life Healthcare Inc.(a)(b)	2,714,002	47,685,015
Accolade Inc.(a)(b)	1,169,993	30,841,016
AdaptHealth Corp.(a)(b)	1,669,897	40,845,681
Addus HomeCare Corp.(a)	362,442	33,891,951
Agiliti Inc.(a)(b)	546,790	12,663,656
AirSculpt Technologies Inc.(a)(b)	76,145	1,308,933
Alignment Healthcare Inc.(a)(b)	1,826,950	25,686,917
AMN Healthcare Services Inc.(a)	1,091,986	133,582,647
Apollo Medical Holdings Inc.(a)(b)	880,530	64,701,344
Apria Inc.(a)(b)	445,401	14,520,073
Aveanna Healthcare Holdings Inc.(a)(b)	905,759	6,702,617
Biodesix Inc.(a)(b)	287,460	1,520,663
Brookdale Senior Living Inc.(a)(b)	4,305,873	22,218,305
Castle Biosciences Inc.(a)(b)	494,514	21,199,815
Community Health Systems Inc.(a)	2,901,206	38,615,052
CorVel Corp.(a)(b)	202,558	42,132,064
Covetrus Inc.(a)(b)	2,414,728	48,222,118
Cross Country Healthcare Inc.(a)(b)	849,756	23,589,227
Ensign Group Inc. (The)	1,216,172	102,109,801
Fulgent Genetics Inc.(a)(b)	483,577	48,643,010
Hanger Inc.(a)	865,700	15,695,141
HealthEquity Inc.(a)(b)	1,902,342	84,159,610
InfuSystem Holdings Inc.(a)(b)	419,825	7,149,620
Innovage Holding Corp.(a)(b)	429,074	2,145,370
Joint Corp. (The)(a)	324,570	21,321,003
LHC Group Inc.(a)(b)	711,523	97,642,301
LifeStance Health Group Inc.(a)(b)	1,082,447	10,304,895
Magellan Health Inc.(a)	554,953	52,714,986
MEDNAX Inc.(a)(b)	1,759,845	47,885,382
ModivCare Inc.(a)(b)	289,152	42,878,350
National HealthCare Corp.	297,601	20,219,012
National Research Corp.	317,931	13,200,495
Ontrak Inc.(a)(b)	206,643	1,299,785
Option Care Health Inc.(a)(b)	3,665,264	104,240,108
Owens & Minor Inc.(b)	1,696,135	73,781,873
Patterson Companies Inc.	2,000,268	58,707,866
Pennant Group Inc. (The)(a)(b)	600,993	13,870,918
PetIQ Inc.(a)(b)	625,753	14,210,851
Privia Health Group Inc.(a)(b)	381,804	9,877,270
Progyny Inc.(a)(b)	1,490,984	75,071,044
R1 RCM Inc.(a)(b)	2,763,654	70,445,541
RadNet Inc.(a)	1,058,358	31,867,159

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.	2,553,071	$75,060,287
Sharps Compliance Corp.(a)(b)	336,247	2,397,441
SOC Telemed Inc.(a)(b)	1,409,648	1,804,349
Surgery Partners Inc.(a)(b)	776,749	41,486,164
Tenet Healthcare Corp.(a)	2,457,937	200,788,874
Tivity Health Inc.(a)(b)	1,026,726	27,146,635
Triple-S Management Corp.(a)	535,001	19,088,836
U.S. Physical Therapy Inc.(b)	291,623	27,864,578
Viemed Healthcare Inc.(a)	850,713	4,440,722
		2,029,446,371
Health Care Technology — 1.1%
Allscripts Healthcare Solutions Inc.(a)(b)	2,809,516	51,835,570
American Well Corp., Class A(a)(b)	4,272,345	25,804,964
Castlight Health Inc., Class B(a)	2,857,659	4,400,795
Computer Programs & Systems Inc.(a)(b)	330,172	9,674,040
Convey Holding Parent Inc.(a)	313,967	2,624,764
Evolent Health Inc., Class A(a)(b)	1,837,887	50,854,333
Forian Inc.(a)(b)	424,780	3,831,516
Health Catalyst Inc.(a)(b)	1,205,043	47,743,804
HealthStream Inc.(a)	595,492	15,697,169
Icad Inc.(a)	512,751	3,691,807
Inspire Medical Systems Inc.(a)(b)	625,020	143,792,101
Multiplan Corp.(a)(b)	8,805,044	39,006,345
NantHealth Inc.(a)(b)	663,959	700,477
NextGen Healthcare Inc.(a)	1,317,692	23,441,741
Omnicell Inc.(a)(b)	1,012,080	182,619,715
OptimizeRx Corp.(a)	400,981	24,904,930
Phreesia Inc.(a)(b)	1,158,564	48,265,776
Schrodinger Inc.(a)(b)	1,058,441	36,865,500
Simulations Plus Inc.(b)	358,212	16,943,427
Tabula Rasa HealthCare Inc.(a)(b)	526,219	7,893,285
Vocera Communications Inc.(a)(b)	806,866	52,317,191
		792,909,250
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment Inc.(a)(b)	1,308,527	17,037,021
Bally’s Corp.(a)	758,123	28,854,161
Biglari Holdings Inc., Class B, NVS(a)(b)	19,022	2,711,966
BJ’s Restaurants Inc.(a)	538,219	18,595,466
Bloomin’ Brands Inc.(a)	2,067,617	43,378,605
Bluegreen Vacations Holding Corp.(a)	326,583	11,463,063
Brinker International Inc.(a)	1,057,722	38,702,048
Carrols Restaurant Group Inc.	785,685	2,325,628
Century Casinos Inc.(a)(b)	622,431	7,581,210
Cheesecake Factory Inc. (The)(a)	1,078,724	42,232,045
Chuy’s Holdings Inc.(a)(b)	470,326	14,166,219
Cracker Barrel Old Country Store Inc.	549,401	70,674,945
Dave & Buster’s Entertainment Inc.(a)	1,009,537	38,766,221
Del Taco Restaurants Inc.	705,839	8,787,696
Denny’s Corp.(a)(b)	1,466,788	23,468,608
Dine Brands Global Inc.	379,410	28,763,072
Drive Shack Inc.(a)(b)	1,981,779	2,833,944
El Pollo Loco Holdings Inc.(a)	454,056	6,443,055
Esports Technologies Inc.(a)(b)	258,062	5,305,755
Everi Holdings Inc.(a)(b)	1,993,812	42,567,886
F45 Training Holdings Inc.(a)(b)	494,344	5,383,406
Fiesta Restaurant Group Inc.(a)(b)	404,715	4,455,912
First Watch Restaurant Group Inc.(a)	184,716	3,095,840
Full House Resorts Inc.(a)(b)	751,474	9,100,350
GAN Ltd.(a)(b)	947,059	8,703,472
Golden Entertainment Inc.(a)	405,042	20,466,772
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget Online Gaming Inc.(a)	926,646	$9,220,128
Hall of Fame Resort & Entertainment Co.(a)(b)	1,293,263	1,965,760
Hilton Grand Vacations Inc.(a)(b)	1,995,110	103,965,182
International Game Technology PLC	2,331,438	67,401,873
Jack in the Box Inc.	505,412	44,213,442
Krispy Kreme Inc.(b)	512,830	9,702,744
Kura Sushi USA Inc., Class A(a)(b)	92,360	7,466,382
Life Time Group Holdings Inc.(a)(b)	858,324	14,771,756
Lindblad Expeditions Holdings Inc.(a)(b)	720,220	11,235,432
Monarch Casino & Resort Inc.(a)(b)	306,424	22,660,055
Nathan’s Famous Inc.	63,557	3,711,093
NEOGAMES SA(a)	234,777	6,522,105
Noodles & Co.(a)(b)	951,998	8,634,622
ONE Group Hospitality Inc. (The)(a)	479,810	6,050,404
Papa John’s International Inc.	770,142	102,790,853
PlayAGS Inc.(a)(b)	643,279	4,367,864
Portillo’s Inc., Class A(a)(b)	520,004	19,520,950
RCI Hospitality Holdings Inc.	195,442	15,221,023
Red Robin Gourmet Burgers Inc.(a)(b)	375,498	6,206,982
Red Rock Resorts Inc., Class A	1,375,501	75,666,310
Rush Street Interactive Inc.(a)(b)	1,250,168	20,627,772
Ruth’s Hospitality Group Inc.(a)	792,487	15,770,491
Scientific Games Corp./DE, Class A(a)(b)	2,228,233	148,912,811
SeaWorld Entertainment Inc.(a)(b)	1,192,591	77,351,452
Shake Shack Inc., Class A(a)(b)	872,919	62,989,835
Target Hospitality Corp.(a)(b)	584,118	2,079,460
Texas Roadhouse Inc.	1,623,707	144,964,561
Wingstop Inc.(b)	694,206	119,958,797
Xponential Fitness Inc., Class A(a)(b)	218,413	4,464,362
		1,644,278,867
Household Durables — 2.0%
Aterian Inc.(a)(b)	608,917	2,502,649
Bassett Furniture Industries Inc.	228,952	3,839,525
Beazer Homes USA Inc.(a)	690,106	16,024,261
Casper Sleep Inc.(a)(b)	679,670	4,540,196
Cavco Industries Inc.(a)(b)	214,646	68,182,302
Century Communities Inc.	696,781	56,989,718
Ethan Allen Interiors Inc.	508,144	13,359,106
Flexsteel Industries Inc.	156,887	4,213,985
GoPro Inc., Class A(a)(b)	2,975,809	30,680,591
Green Brick Partners Inc.(a)(b)	711,949	21,593,413
Hamilton Beach Brands Holding Co., Class A	175,351	2,518,040
Helen of Troy Ltd.(a)(b)	557,375	136,261,466
Hooker Furniture Corp.	271,626	6,323,453
Hovnanian Enterprises Inc., Class A(a)(b)	119,767	15,245,141
Installed Building Products Inc.	551,111	77,001,229
iRobot Corp.(a)(b)	622,368	41,001,604
KB Home	1,836,061	82,127,008
Landsea Homes Corp.(a)	249,402	1,825,623
La-Z-Boy Inc.(b)	1,006,451	36,544,236
Legacy Housing Corp.(a)(b)	190,791	5,050,238
LGI Homes Inc.(a)(b)	498,522	77,011,678
Lifetime Brands Inc.	300,807	4,803,888
Lovesac Co. (The)(a)(b)	297,678	19,724,144
M/I Homes Inc.(a)(b)	661,959	41,160,611
MDC Holdings Inc.	1,328,000	74,142,240
Meritage Homes Corp.(a)	853,097	104,129,020
Purple Innovation Inc., Class A(a)(b)	1,335,517	17,722,311
Skyline Champion Corp.(a)	1,225,221	96,767,954
Snap One Holdings Corp.(a)(b)	309,695	6,528,371

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Sonos Inc.(a)(b)	2,785,940	$83,021,012
Taylor Morrison Home Corp.(a)(b)	2,762,020	96,560,219
Traeger Inc.(a)(b)	526,152	6,398,008
TRI Pointe Homes Inc.(a)(b)	2,560,700	71,417,923
Tupperware Brands Corp.(a)(b)	1,154,830	17,657,351
Universal Electronics Inc.(a)	302,416	12,323,452
VOXX International Corp.(a)(b)	378,728	3,851,664
Vuzix Corp.(a)(b)	1,376,663	11,935,668
Weber Inc., Class A(b)	396,763	5,130,146
		1,376,109,444
Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	228,329	12,016,955
Central Garden & Pet Co., Class A, NVS(a)(b)	940,702	45,012,591
Energizer Holdings Inc.	1,587,629	63,663,923
Oil-Dri Corp. of America	127,103	4,160,081
WD-40 Co.(b)	318,260	77,859,126
		202,712,676
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy Inc., Class A	823,804	27,580,958
Clearway Energy Inc., Class C	1,910,882	68,849,078
Ormat Technologies Inc.	1,053,379	83,532,955
Sunnova Energy International Inc.(a)(b)	2,006,313	56,016,259
		235,979,250
Insurance — 2.0%
Ambac Financial Group Inc.(a)(b)	1,103,067	17,704,225
American Equity Investment Life Holding Co.	1,919,834	74,719,939
American National Group Inc.	180,467	34,079,388
AMERISAFE Inc.	460,352	24,780,748
Argo Group International Holdings Ltd.	755,598	43,907,800
Bright Health Group Inc.(a)	1,363,311	4,689,790
BRP Group Inc., Class A(a)(b)	1,109,785	40,074,336
Citizens Inc./TX(a)(b)	1,224,693	6,503,120
CNO Financial Group Inc.	2,911,541	69,411,137
Crawford & Co., Class A, NVS	383,534	2,872,670
Donegal Group Inc., Class A	346,059	4,945,183
eHealth Inc.(a)(b)	585,759	14,936,854
Employers Holdings Inc.	627,467	25,964,584
Enstar Group Ltd.(a)(b)	291,332	72,130,890
Genworth Financial Inc., Class A(a)	11,078,471	44,867,808
Goosehead Insurance Inc., Class A	419,070	54,512,626
Greenlight Capital Re Ltd., Class A(a)(b)	627,275	4,917,836
HCI Group Inc.	139,794	11,678,391
Heritage Insurance Holdings Inc.	643,220	3,782,134
Horace Mann Educators Corp.	911,757	35,284,996
Independence Holding Co.	109,654	6,215,189
Investors Title Co.	30,447	6,002,626
James River Group Holdings Ltd.	817,834	23,561,798
Kinsale Capital Group Inc.(b)	500,181	118,988,058
Maiden Holdings Ltd.(a)	1,637,376	5,010,371
MBIA Inc.(a)(b)	1,145,298	18,084,255
MetroMile Inc.(a)(b)	2,226,719	4,876,515
National Western Life Group Inc., Class A	63,622	13,643,102
NI Holdings Inc.(a)	207,920	3,931,767
Palomar Holdings Inc.(a)(b)	576,746	37,355,838
ProAssurance Corp.(b)	1,159,638	29,338,841
RLI Corp.	939,212	105,285,665
Safety Insurance Group Inc.	334,305	28,425,954
Selective Insurance Group Inc.(b)	1,394,743	114,285,241
Selectquote Inc.(a)(b)	3,184,383	28,850,510
Security	Shares	Value

Insurance (continued)
SiriusPoint Ltd.(a)	2,147,681	$17,460,647
State Auto Financial Corp.	419,133	21,664,985
Stewart Information Services Corp.	583,144	46,494,071
Tiptree Inc.	544,769	7,534,155
Trean Insurance Group Inc.(a)(b)	431,268	3,842,598
Trupanion Inc.(a)(b)	886,132	116,996,008
United Fire Group Inc.	487,907	11,314,563
United Insurance Holdings Corp.	541,029	2,348,066
Universal Insurance Holdings Inc.	656,303	11,157,151
		1,374,432,429
Interactive Media & Services — 0.6%
Cargurus Inc.(a)(b)	2,212,972	74,444,378
Cars.com Inc.(a)(b)	1,605,903	25,838,979
Eventbrite Inc., Class A(a)(b)	1,755,863	30,622,251
EverQuote Inc., Class A(a)(b)	444,838	6,966,163
fuboTV Inc.(a)(b)	3,137,385	48,692,215
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,755,606	3,809,665
MediaAlpha Inc., Class A(a)(b)	489,510	7,558,034
Outbrain Inc.(a)(b)	188,149	2,634,086
QuinStreet Inc.(a)(b)	1,162,029	21,137,308
TrueCar Inc.(a)(b)	2,212,090	7,521,106
Yelp Inc.(a)(b)	1,673,020	60,630,245
Ziff Davis Inc.(a)(b)	1,010,361	112,008,621
		401,863,051
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com Inc., Class A(a)(b)	630,791	14,741,586
1stdibs.com Inc.(a)(b)	158,225	1,979,395
aka Brands Holding Corp.(a)(b)	165,496	1,530,838
CarParts.com Inc.(a)(b)	1,148,396	12,862,035
Duluth Holdings Inc., Class B(a)(b)	284,269	4,315,203
Groupon Inc.(a)(b)	558,704	12,939,585
Lands’ End Inc.(a)(b)	338,981	6,654,197
Liquidity Services Inc.(a)	621,562	13,724,089
Overstock.com Inc.(a)(b)	997,854	58,883,365
PetMed Express Inc.	467,736	11,815,011
Porch Group Inc.(a)(b)	1,815,997	28,311,393
Quotient Technology Inc.(a)(b)	2,104,181	15,613,023
RealReal Inc. (The)(a)(b)	1,845,708	21,428,670
Rent the Runway Inc.(a)	368,100	3,000,015
Revolve Group Inc.(a)(b)	846,119	47,416,509
Shutterstock Inc.	543,301	60,241,215
Stitch Fix Inc., Class A(a)(b)	1,890,959	35,776,944
Xometry Inc., Class A(a)(b)	188,481	9,659,651
		360,892,724
IT Services — 1.6%
BigCommerce Holdings Inc., Series 1(a)(b)	1,129,863	39,963,254
Brightcove Inc.(a)	943,514	9,642,713
Cantaloupe Inc.(a)(b)	1,364,464	12,116,440
Cass Information Systems Inc.	334,843	13,166,027
Conduent Inc.(a)	3,923,747	20,952,809
CSG Systems International Inc.	749,268	43,172,822
DigitalOcean Holdings Inc.(a)(b)	1,178,873	94,698,868
EVERTEC Inc.	1,405,856	70,264,683
Evo Payments Inc., Class A(a)(b)	1,107,539	28,352,999
ExlService Holdings Inc.(a)	761,256	110,207,031
Flywire Corp.(a)(b)	1,455,512	55,396,787
GreenBox POS(a)(b)	421,516	1,770,367
Grid Dynamics Holdings Inc.(a)(b)	1,048,354	39,806,001
Hackett Group Inc. (The)	585,525	12,020,828

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
I3 Verticals Inc., Class A(a)(b)	485,914	$11,073,980
IBEX Holdings Ltd.(a)	132,564	1,708,750
International Money Express Inc.(a)	749,513	11,962,228
Limelight Networks Inc.(a)(b)	2,920,510	10,017,349
LiveRamp Holdings Inc.(a)(b)	1,534,923	73,599,558
Maximus Inc.	1,430,224	113,945,946
MoneyGram International Inc.(a)(b)	2,097,491	16,549,204
Paya Holdings Inc., Class A(a)(b)	1,933,661	12,259,411
Perficient Inc.(a)(b)	756,270	97,778,148
Priority Technology Holdings Inc.(a)(b)	233,613	1,653,980
Rackspace Technology Inc.(a)(b)	1,274,224	17,163,797
Remitly Global Inc.(a)(b)	275,521	5,681,243
Repay Holdings Corp.(a)(b)	2,009,868	36,720,288
StarTek Inc.(a)(b)	393,529	2,054,221
TTEC Holdings Inc.	430,369	38,969,913
Tucows Inc., Class A(a)(b)	222,940	18,686,831
Unisys Corp.(a)(b)	1,552,594	31,936,859
Verra Mobility Corp.(a)(b)	3,272,080	50,488,195
		1,103,781,530
Leisure Products — 0.5%
Acushnet Holdings Corp.	790,965	41,984,422
American Outdoor Brands Inc.(a)(b)	339,951	6,775,223
AMMO Inc.(a)(b)	2,036,950	11,101,378
Callaway Golf Co.(a)	2,682,098	73,596,769
Clarus Corp.	580,801	16,099,804
Escalade Inc.	234,300	3,699,597
Genius Brands International Inc.(a)(b)	6,615,963	6,946,761
Johnson Outdoors Inc., Class A	120,223	11,263,693
Latham Group Inc.(a)(b)	733,379	18,356,476
Malibu Boats Inc., Class A(a)(b)	487,494	33,505,463
Marine Products Corp.	187,058	2,338,225
MasterCraft Boat Holdings Inc.(a)(b)	441,969	12,520,982
Nautilus Inc.(a)(b)	716,606	4,392,795
Smith & Wesson Brands Inc.	1,128,180	20,081,604
Solo Brands Inc., Class A(a)	238,437	3,726,770
Sturm Ruger & Co. Inc.	402,551	27,381,519
Vista Outdoor Inc.(a)(b)	1,328,196	61,189,990
		354,961,471
Life Sciences Tools & Services — 0.9%
Absci Corp.(a)(b)	323,553	2,653,135
Akoya Biosciences Inc.(a)(b)	282,131	4,319,426
Alpha Teknova Inc.(a)(b)	162,306	3,324,027
Berkeley Lights Inc.(a)(b)	1,133,876	20,613,866
BioNano Genomics Inc.(a)(b)	6,721,521	20,097,348
ChromaDex Corp.(a)(b)	1,097,964	4,106,385
Codex DNA Inc.(a)(b)	180,768	1,952,294
Codexis Inc.(a)(b)	1,397,972	43,714,584
Contra Aduro Biotech I(a)(b)(c)	272,340	817,020
Cytek Biosciences Inc.(a)(b)	374,337	6,109,180
Fluidigm Corp.(a)(b)	1,770,512	6,940,407
Harvard Bioscience Inc.(a)(b)	908,304	6,403,543
Inotiv Inc.(a)(b)	338,698	14,249,025
IsoPlexis Corp, NVS(a)	9,800	90,062
MaxCyte Inc.(a)(b)	2,124,758	21,651,284
Medpace Holdings Inc.(a)	671,496	146,144,390
NanoString Technologies Inc.(a)(b)	1,056,628	44,621,400
NeoGenomics Inc.(a)(b)	2,637,114	89,978,330
Pacific Biosciences of California Inc.(a)(b)	4,511,102	92,297,147
Personalis Inc.(a)(b)	872,367	12,448,677
Quanterix Corp.(a)	718,533	30,465,799
Security	Shares	Value

Life Sciences Tools & Services (continued)
Rapid Micro Biosystems Inc., Cass A(a)	186,386	$1,983,147
Seer Inc., Class A(a)(b)	967,983	22,079,692
Singular Genomics Systems Inc.(a)(b)	282,039	3,260,371
		600,320,539
Machinery — 3.7%
AgEagle Aerial Systems Inc.(a)(b)	1,562,581	2,453,252
Alamo Group Inc.	230,870	33,979,447
Albany International Corp., Class A	707,455	62,574,395
Altra Industrial Motion Corp.	1,518,577	78,313,016
Astec Industries Inc.	529,250	36,661,148
Barnes Group Inc.(b)	1,089,374	50,753,935
Blue Bird Corp.(a)(b)	372,583	5,827,198
Chart Industries Inc.(a)(b)	846,336	134,982,129
CIRCOR International Inc.(a)(b)	433,436	11,780,790
Columbus McKinnon Corp./NY(b)	644,578	29,818,178
Commercial Vehicle Group Inc.(a)(b)	750,392	6,048,160
Desktop Metal Inc., Class A(a)	4,420,441	21,881,183
Douglas Dynamics Inc.	530,232	20,710,862
Energy Recovery Inc.(a)(b)	958,953	20,607,900
Enerpac Tool Group Corp.	1,405,946	28,512,585
EnPro Industries Inc.	476,520	52,450,556
ESCO Technologies Inc.	594,273	53,478,627
Evoqua Water Technologies Corp.(a)(b)	2,675,895	125,098,091
Federal Signal Corp.	1,404,512	60,871,550
Franklin Electric Co. Inc.	1,074,292	101,585,052
Gorman-Rupp Co. (The)	517,439	23,051,907
Greenbrier Companies Inc. (The)	733,898	33,678,579
Helios Technologies Inc.	749,996	78,877,079
Hillenbrand Inc.	1,682,870	87,492,411
Hydrofarm Holdings Group Inc.(a)(b)	906,092	25,633,343
Hyliion Holdings Corp.(a)(b)	2,730,366	16,928,269
Hyster-Yale Materials Handling Inc.	234,872	9,653,239
Ideanomics Inc.(a)(b)	10,073,102	12,087,722
John Bean Technologies Corp.(b)	727,965	111,786,305
Kadant Inc.	265,998	61,307,219
Kennametal Inc.	1,944,069	69,811,518
Lindsay Corp.	253,025	38,459,800
Luxfer Holdings PLC	638,158	12,322,831
Manitowoc Co. Inc. (The)(a)(b)	818,176	15,209,892
Mayville Engineering Co. Inc.(a)(b)	210,119	3,132,874
Meritor Inc.(a)(b)	1,574,611	39,018,861
Miller Industries Inc./TN	257,758	8,609,117
Mueller Industries Inc.	1,300,920	77,222,611
Mueller Water Products Inc., Class A	3,654,700	52,627,680
Nikola Corp.(a)(b)	5,286,063	52,173,442
NN Inc.(a)(b)	1,025,976	4,206,502
Omega Flex Inc.(b)	72,688	9,227,742
Park-Ohio Holdings Corp.	191,440	4,052,785
Proto Labs Inc.(a)(b)	646,782	33,212,256
RBC Bearings Inc.(a)(b)	648,605	130,998,752
REV Group Inc.	676,964	9,579,041
Shyft Group Inc. (The)(b)	808,236	39,708,635
SPX Corp.(a)(b)	1,018,573	60,788,437
SPX FLOW Inc.(b)	961,159	83,121,030
Standex International Corp.	276,984	30,651,049
Tennant Co.	428,270	34,707,001
Terex Corp.	1,586,337	69,719,511
Titan International Inc.(a)	1,192,085	13,065,252
Trinity Industries Inc.	1,788,165	54,002,583
Wabash National Corp.	1,134,666	22,148,680

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Watts Water Technologies Inc., Class A	639,108	$124,095,600
Welbilt Inc.(a)	3,045,807	72,398,832
		2,563,156,441
Marine — 0.2%
Costamare Inc.	1,247,232	15,777,485
Eagle Bulk Shipping Inc.	212,208	9,655,464
Genco Shipping & Trading Ltd.	769,175	12,306,800
Matson Inc.	968,155	87,162,995
Safe Bulkers Inc.(a)(b)	1,478,328	5,573,296
		130,476,040
Media — 1.0%
Advantage Solutions Inc.(a)(b)	1,797,775	14,418,155
AMC Networks Inc., Class A(a)(b)	684,657	23,579,587
Boston Omaha Corp., Class A(a)(b)	463,522	13,316,987
Cardlytics Inc.(a)(b)	746,111	49,310,476
Clear Channel Outdoor Holdings Inc.(a)(b)	8,459,228	28,000,045
comScore Inc.(a)(b)	1,645,787	5,496,929
Daily Journal Corp.(a)(b)	28,636	10,215,320
Digital Media Solutions Inc., Class A(a)(b)	70,452	336,761
Emerald Holding Inc.(a)	619,829	2,460,721
Entercom Communications Corp.(a)	2,746,517	7,058,549
Entravision Communications Corp., Class A	1,425,689	9,666,171
EW Scripps Co. (The), Class A, NVS	1,342,133	25,970,273
Fluent Inc.(a)(b)	1,038,930	2,067,471
Gannett Co. Inc.(a)(b)	3,281,448	17,490,118
Gray Television Inc.	1,959,735	39,508,258
Hemisphere Media Group Inc.(a)	373,089	2,712,357
Iheartmedia Inc., Class A(a)	2,618,177	55,086,444
Integral Ad Science Holding Corp.(a)(b)	400,129	8,886,865
John Wiley & Sons Inc., Class A	995,903	57,035,365
Magnite Inc.(a)(b)	3,030,901	53,040,767
National CineMedia Inc.	1,404,749	3,947,345
Scholastic Corp.	603,365	24,110,465
Sinclair Broadcast Group Inc., Class A	1,079,134	28,521,512
Stagwell Inc.(a)(b)	1,460,485	12,662,405
TechTarget Inc.(a)(b)	603,392	57,720,479
TEGNA Inc.	5,121,927	95,062,965
Thryv Holdings Inc.(a)(b)	177,780	7,312,091
WideOpenWest Inc.(a)(b)	1,199,770	25,819,050
		680,813,931
Metals & Mining — 1.2%
Allegheny Technologies Inc.(a)(b)	2,950,045	46,994,217
Arconic Corp.(a)(b)	2,479,797	81,858,099
Carpenter Technology Corp.	1,107,577	32,330,173
Century Aluminum Co.(a)(b)	1,197,296	19,827,222
Coeur Mining Inc.(a)(b)	5,941,663	29,945,981
Commercial Metals Co.	2,755,765	100,006,712
Compass Minerals International Inc.	794,058	40,560,483
Constellium SE(a)(b)	2,852,643	51,090,836
Ferroglobe PLC(a)(c)	1,289,900	13
Gatos Silver Inc.(a)(b)	1,076,176	11,170,707
Haynes International Inc.	289,654	11,681,746
Hecla Mining Co.	12,361,809	64,528,643
Kaiser Aluminum Corp.	366,588	34,437,277
Materion Corp.	471,823	43,379,407
MP Materials Corp.(a)(b)	1,755,140	79,718,459
NovaGold Resources Inc.(a)(b)	5,493,123	37,682,824
Olympic Steel Inc.	227,003	5,334,570
Perpetua Resources Corp.(a)(b)	627,372	2,980,017
Security	Shares	Value

Metals & Mining (continued)
PolyMet Mining Corp.(a)(b)	675,854	$1,689,635
Ryerson Holding Corp.	381,747	9,944,509
Schnitzer Steel Industries Inc., Class A	610,082	31,675,457
SunCoke Energy Inc.	1,963,929	12,942,292
TimkenSteel Corp.(a)(b)	1,088,129	17,954,128
Warrior Met Coal Inc.	1,205,144	30,984,252
Worthington Industries Inc.	756,093	41,328,043
		840,045,702
Mortgage Real Estate Investment — 1.3%
AFC Gamma Inc.(b)	217,939	4,960,292
Angel Oak Mortgage Inc.(b)	216,762	3,550,562
Apollo Commercial Real Estate Finance Inc.	3,257,036	42,862,594
Arbor Realty Trust Inc.	3,341,015	61,207,395
Ares Commercial Real Estate Corp.	1,014,379	14,749,071
ARMOUR Residential REIT Inc.	2,031,981	19,933,734
Blackstone Mortgage Trust Inc., Class A	3,673,285	112,475,987
BrightSpire Capital Inc.	1,969,645	20,208,558
Broadmark Realty Capital Inc.	2,984,016	28,139,271
Chimera Investment Corp.	5,550,031	83,694,467
Dynex Capital Inc.	817,620	13,662,430
Ellington Financial Inc.	1,197,828	20,470,880
Franklin BSP Realty Trust Inc.	740,078	11,056,765
Granite Point Mortgage Trust Inc.	1,276,934	14,952,897
Great Ajax Corp.	527,326	6,939,610
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	1,784,815	94,809,373
Invesco Mortgage Capital Inc.	6,815,144	18,946,100
KKR Real Estate Finance Trust Inc.	770,835	16,056,493
Ladder Capital Corp.	2,643,464	31,695,133
MFA Financial Inc.	10,371,960	47,296,138
New York Mortgage Trust Inc.	8,701,810	32,370,733
Orchid Island Capital Inc.	3,016,456	13,574,052
PennyMac Mortgage Investment Trust	2,238,664	38,796,047
Ready Capital Corp.	1,366,550	21,359,176
Redwood Trust Inc.	2,623,679	34,606,326
TPG RE Finance Trust Inc.	1,422,074	17,519,952
Two Harbors Investment Corp.	7,924,724	45,725,657
		871,619,693
Multi-Utilities — 0.4%
Avista Corp.	1,642,995	69,810,858
Black Hills Corp.	1,487,070	104,942,530
NorthWestern Corp.	1,250,101	71,455,773
Unitil Corp.	363,580	16,721,044
		262,930,205
Multiline Retail — 0.4%
Big Lots Inc.(b)	750,346	33,803,087
Dillard’s Inc., Class A	135,764	33,264,895
Franchise Group Inc.	664,881	34,680,193
Macy’s Inc.	7,281,237	190,622,785
		292,370,960
Oil, Gas & Consumable Fuels — 3.6%
Aemetis Inc.(a)(b)	696,552	8,567,590
Alto Ingredients Inc.(a)(b)	1,749,038	8,412,873
Altus Midstream Co., Class A	76,273	4,676,298
Antero Resources Corp.(a)(b)	6,637,393	116,154,377
Arch Resources Inc.	354,584	32,380,611
Berry Corp.	1,611,511	13,568,923
Brigham Minerals Inc., Class A	1,049,755	22,139,333
California Resources Corp.	1,881,475	80,357,797

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.(a)(b)	1,100,937	$52,019,273
Centennial Resource Development Inc./DE,
Class A(a)(b)	4,286,249	25,631,769
Centrus Energy Corp., Class A(a)(b)	223,650	11,162,371
Chesapeake Energy Corp.	2,434,089	157,047,422
Civitas Resources Inc.	1,010,532	49,485,752
Clean Energy Fuels Corp.(a)(b)	3,630,737	22,256,418
CNX Resources Corp.(a)(b)	4,876,283	67,048,891
Comstock Resources Inc.(a)(b)	2,143,845	17,343,706
CONSOL Energy Inc.(a)(b)	807,785	18,344,797
Crescent Energy Inc.(a)(b)	691,193	8,764,325
CVR Energy Inc.	778,504	13,086,652
Delek U.S. Holdings Inc.(a)	1,598,465	23,960,990
Denbury Inc.(a)(b)	1,170,993	89,686,354
DHT Holdings Inc.	3,382,471	17,555,024
Dorian LPG Ltd.	716,776	9,095,887
Earthstone Energy Inc., Class A(a)(b)	562,668	6,155,588
Energy Fuels Inc./Canada(a)(b)	3,574,370	27,272,443
Equitrans Midstream Corp.	9,493,494	98,162,728
Escrow PetroCorp.(a)(c)	26,106	—
Falcon Minerals Corp.	968,379	4,716,006
Frontline Ltd./Bermuda(a)(b)	2,839,229	20,073,349
Gevo Inc.(a)(b)	4,754,485	20,349,196
Golar LNG Ltd.(a)(b)	2,358,747	29,224,875
Green Plains Inc.(a)(b)	800,530	27,826,423
HighPeak Energy Inc.(b)	116,714	1,708,693
International Seaways Inc.	1,099,737	16,144,139
Kosmos Energy Ltd.(a)	10,305,730	35,657,826
Laredo Petroleum Inc.(a)(b)	297,162	17,868,351
Magnolia Oil & Gas Corp., Class A	3,305,064	62,366,558
Matador Resources Co.	2,574,790	95,061,247
Murphy Oil Corp.	3,408,904	89,006,483
Nordic American Tankers Ltd.	3,654,950	6,176,865
Northern Oil and Gas Inc.	1,221,840	25,145,467
Oasis Petroleum Inc.	458,420	57,756,336
Ovintiv Inc.	6,088,308	205,175,980
Par Pacific Holdings Inc.(a)(b)	1,082,159	17,844,802
PBF Energy Inc., Class A(a)	2,252,340	29,212,850
PDC Energy Inc.	2,275,579	111,002,744
Peabody Energy Corp.(a)(b)	2,058,663	20,730,736
Penn Virginia Corp.(a)(b)	481,410	12,959,557
Range Resources Corp.(a)	5,548,392	98,927,829
Renewable Energy Group Inc.(a)(b)	1,044,858	44,343,773
REX American Resources Corp.(a)(b)	133,271	12,794,016
Riley Exploration Permian Inc.(b)	55,306	1,068,512
Scorpio Tankers Inc.	1,144,710	14,663,735
SFL Corp. Ltd.	2,821,295	22,993,554
SM Energy Co.	2,782,322	82,022,853
Southwestern Energy Co.(a)(b)	23,529,387	109,646,943
Talos Energy Inc.(a)(b)	870,312	8,529,058
Teekay Corp.(a)(b)	1,625,840	5,105,138
Teekay Tankers Ltd., Class A(a)(b)	558,284	6,085,296
Tellurian Inc.(a)(b)	8,543,940	26,315,335
Uranium Energy Corp.(a)(b)	5,929,339	19,863,286
Ur-Energy Inc.(a)	4,290,676	5,234,625
W&T Offshore Inc.(a)(b)	2,151,160	6,948,247
Whiting Petroleum Corp.(a)(b)	913,001	59,052,905
World Fuel Services Corp.	1,497,957	39,650,922
		2,469,592,702
Security	Shares	Value

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	388,173	$14,234,304
Glatfelter Corp.	1,034,599	17,795,103
Neenah Inc.	395,944	18,324,288
Schweitzer-Mauduit International Inc.	735,859	22,002,184
Verso Corp., Class A	619,693	16,744,105
		89,099,984
Personal Products — 0.6%
Beauty Health Co. (The)(a)(b)	1,999,951	48,318,816
BellRing Brands Inc., Class A(a)(b)	922,109	26,307,770
Edgewell Personal Care Co.	1,259,085	57,552,775
elf Beauty Inc.(a)(b)	1,116,168	37,067,939
Honest Co. Inc. (The)(a)(b)	1,910,727	15,457,781
Inter Parfums Inc.(b)	416,396	44,512,732
Medifast Inc.	266,355	55,782,728
Nature’s Sunshine Products Inc.	284,617	5,265,415
Nu Skin Enterprises Inc., Class A	1,149,480	58,336,110
Revlon Inc., Class A(a)(b)	167,372	1,897,999
USANA Health Sciences Inc.(a)(b)	276,265	27,958,018
Veru Inc.(a)(b)	1,498,384	8,825,482
		387,283,565
Pharmaceuticals — 1.4%
9 Meters Biopharma Inc.(a)(b)	5,132,490	5,023,168
Aclaris Therapeutics Inc.(a)(b)	1,190,555	17,310,670
Aerie Pharmaceuticals Inc.(a)(b)	991,492	6,960,274
Amneal Pharmaceuticals Inc.(a)(b)	2,296,013	10,997,902
Amphastar Pharmaceuticals Inc.(a)(b)	861,362	20,061,121
Ampio Pharmaceuticals Inc.(a)(b)	4,499,840	2,564,909
Angion Biomedica Corp.(a)(b)	506,832	1,469,813
ANI Pharmaceuticals Inc.(a)	249,141	11,480,417
Antares Pharma Inc.(a)(b)	3,901,855	13,929,622
Arvinas Inc.(a)	1,091,432	89,650,224
Atea Pharmaceuticals Inc.(a)(b)	1,505,008	13,454,771
Athira Pharma Inc.(a)(b)	756,345	9,855,175
Axsome Therapeutics Inc.(a)(b)	650,957	24,593,155
BioDelivery Sciences International Inc.(a)(b)	2,180,154	6,758,477
Cara Therapeutics Inc.(a)(b)	1,033,791	12,591,574
Cassava Sciences Inc.(a)(b)	893,073	39,027,290
Citius Pharmaceuticals Inc.(a)(b)	2,672,238	4,115,247
Collegium Pharmaceutical Inc.(a)(b)	815,095	15,225,975
Corcept Therapeutics Inc.(a)(b)	2,222,729	44,010,034
CorMedix Inc.(a)(b)	888,345	4,041,970
Cymabay Therapeutics Inc.(a)(b)	1,568,981	5,303,156
DICE Therapeutics Inc.(a)(b)	317,622	8,039,013
Durect Corp.(a)(b)	5,295,991	5,221,318
Edgewise Therapeutics Inc.(a)(b)	879,084	13,432,403
Endo International PLC(a)	5,486,027	20,627,461
Esperion Therapeutics Inc.(a)	615,656	3,078,280
Evolus Inc.(a)(b)	762,328	4,962,755
EyePoint Pharmaceuticals Inc.(a)(b)	495,774	6,068,274
Fulcrum Therapeutics Inc.(a)(b)	620,473	10,976,167
Harmony Biosciences Holdings Inc.(a)(b)	526,822	22,463,690
Ikena Oncology Inc.(a)(b)	541,736	6,793,369
Innoviva Inc.(a)(b)	982,166	16,942,363
Intra-Cellular Therapies Inc.(a)(b)	1,651,690	86,449,455
Kala Pharmaceuticals Inc.(a)(b)	1,131,817	1,369,499
Kaleido Biosciences Inc.(a)(b)	453,465	1,083,781
KemPharm Inc.(a)(b)	669,362	5,830,143
Landos Biopharma Inc.(a)	106,189	509,707
Marinus Pharmaceuticals Inc.(a)(b)	864,570	10,271,092
Mind Medicine MindMed Inc.(a)(b)	8,101,083	11,179,495

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
NGM Biopharmaceuticals Inc.(a)(b)	742,848	$13,155,838
Nuvation Bio Inc.(a)(b)	3,668,652	31,183,542
Ocular Therapeutix Inc.(a)(b)	1,801,661	12,557,577
Omeros Corp.(a)(b)	1,396,099	8,976,917
Oramed Pharmaceuticals Inc.(a)(b)	707,542	10,103,700
Pacira BioSciences Inc.(a)(b)	1,023,927	61,609,688
Paratek Pharmaceuticals Inc.(a)(b)	1,088,983	4,889,534
Phathom Pharmaceuticals Inc.(a)(b)	474,602	9,335,421
Phibro Animal Health Corp., Class A	480,545	9,812,729
Pliant Therapeutics Inc.(a)(b)	553,818	7,476,543
Prestige Consumer Healthcare Inc.(a)(b)	1,156,605	70,148,093
Provention Bio Inc.(a)(b)	1,303,980	7,328,368
Rain Therapeutics Inc.(a)(b)	292,359	3,765,584
Reata Pharmaceuticals Inc., Class A(a)(b)	649,661	17,131,561
Relmada Therapeutics Inc.(a)(b)	360,212	8,115,576
Revance Therapeutics Inc.(a)(b)	1,632,706	26,645,762
Seelos Therapeutics Inc.(a)(b)	2,278,533	3,714,009
SIGA Technologies Inc.(a)(b)	1,159,138	8,716,718
Supernus Pharmaceuticals Inc.(a)(b)	1,148,193	33,481,308
Tarsus Pharmaceuticals Inc.(a)(b)	197,373	4,440,892
Terns Pharmaceuticals Inc.(a)(b)	318,336	2,250,636
TherapeuticsMD Inc.(a)(b)	8,944,419	3,179,741
Theravance Biopharma Inc.(a)(b)	1,390,584	15,365,953
Theseus Pharmaceuticals Inc.(a)(b)	239,092	3,031,687
Ventyx Biosciences Inc.(a)(b)	222,295	4,414,779
Verrica Pharmaceuticals Inc.(a)(b)	292,428	2,678,640
WaVe Life Sciences Ltd.(a)(b)	881,476	2,767,835
Zogenix Inc.(a)(b)	1,312,770	21,332,512
		1,001,334,352
Professional Services — 1.7%
Acacia Research Corp.(a)(b)	1,147,705	5,887,727
ASGN Inc.(a)	1,183,879	146,090,669
Atlas Technical Consultants Inc.(a)(b)	317,284	2,671,531
Barrett Business Services Inc.	177,734	12,274,310
CBIZ Inc.(a)(b)	1,133,739	44,351,870
CRA International Inc.	168,963	15,774,386
Exponent Inc.	1,204,135	140,558,678
First Advantage Corp.(a)(b)	1,255,656	23,907,690
Forrester Research Inc.(a)	256,320	15,053,674
Franklin Covey Co.(a)	291,870	13,531,093
Heidrick & Struggles International Inc.	467,916	20,461,967
HireQuest Inc.(b)	119,269	2,404,463
HireRight Holdings Corp.(a)(b)	447,086	7,153,376
Huron Consulting Group Inc.(a)(b)	506,087	25,253,741
ICF International Inc.	427,413	43,831,203
Insperity Inc.	840,928	99,322,006
KBR Inc.	3,281,966	156,287,221
Kelly Services Inc., Class A, NVS	839,106	14,071,808
Kforce Inc.	469,858	35,342,719
Korn Ferry	1,251,727	94,793,286
ManTech International Corp./VA, Class A	640,406	46,704,809
Mistras Group Inc.(a)	468,644	3,482,025
Resources Connection Inc.	765,480	13,656,163
Sterling Check Corp.(a)(b)	342,422	7,023,075
TriNet Group Inc.(a)(b)	940,906	89,630,705
TrueBlue Inc.(a)(b)	832,176	23,026,310
Upwork Inc.(a)(b)	2,737,194	93,502,547
Willdan Group Inc.(a)(b)	258,044	9,083,149
		1,205,132,201
Security	Shares	Value

Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)(b)	3,238,737	$72,029,511
Douglas Elliman Inc.	1,676,312	19,277,588
eXp World Holdings Inc.(b)	1,464,927	49,353,391
Fathom Holdings Inc.(a)(b)	133,058	2,722,367
Forestar Group Inc.(a)(b)	404,893	8,806,423
FRP Holdings Inc.(a)	160,772	9,292,622
Kennedy-Wilson Holdings Inc.	2,786,545	66,542,694
Marcus & Millichap Inc.(a)	551,493	28,379,830
Newmark Group Inc., Class A(b)	3,460,350	64,708,545
Rafael Holdings Inc., Class B(a)(b)	230,074	1,173,377
RE/MAX Holdings Inc., Class A	425,708	12,979,837
Realogy Holdings Corp.(a)(b)	2,695,519	45,311,674
Redfin Corp.(a)(b)	2,388,965	91,712,366
RMR Group Inc. (The), Class A	364,673	12,646,860
St Joe Co. (The)(b)	773,837	40,278,216
Tejon Ranch Co.(a)(b)	463,031	8,834,631
		534,049,932
Road & Rail — 0.9%
ArcBest Corp.(b)	587,412	70,401,328
Avis Budget Group Inc.(a)(b)	959,122	198,893,129
Covenant Logistics Group Inc., Class A(a)	302,271	7,989,022
Daseke Inc.(a)(b)	933,591	9,373,254
Heartland Express Inc.	1,095,208	18,421,399
HyreCar Inc.(a)(b)	404,137	1,903,485
Marten Transport Ltd.	1,394,498	23,929,586
PAM Transportation Services Inc.(a)(b)	86,394	6,134,838
Saia Inc.(a)	616,227	207,686,986
U.S. Xpress Enterprises Inc., Class A(a)(b)	651,318	3,823,237
Universal Logistics Holdings Inc.	178,499	3,366,491
Werner Enterprises Inc.	1,453,741	69,285,296
Yellow Corp.(a)(b)	1,183,134	14,895,657
		636,103,708
Semiconductors & Semiconductor Equipment — 3.8%
Alpha & Omega Semiconductor Ltd.(a)(b)	496,032	30,039,698
Ambarella Inc.(a)	819,057	166,178,475
Amkor Technology Inc.	2,385,750	59,142,742
Atomera Inc.(a)(b)	475,127	9,559,555
Axcelis Technologies Inc.(a)	767,416	57,218,537
AXT Inc.(a)(b)	917,177	8,080,329
CEVA Inc.(a)	522,250	22,582,090
CMC Materials Inc.	657,224	125,983,269
Cohu Inc.(a)	1,116,228	42,517,125
Diodes Inc.(a)(b)	1,009,565	110,860,333
FormFactor Inc.(a)(b)	1,810,168	82,760,881
Ichor Holdings Ltd.(a)(b)	654,985	30,148,960
Impinj Inc.(a)(b)	436,479	38,715,687
Kopin Corp.(a)(b)	1,823,902	7,459,759
Kulicke & Soffa Industries Inc.	1,420,325	85,986,475
Lattice Semiconductor Corp.(a)(b)	3,148,231	242,602,681
MACOM Technology Solutions Holdings Inc.,
Class H(a)(b)	1,136,388	88,979,180
MaxLinear Inc.(a)	1,643,682	123,917,186
Meta Materials Inc.(a)(b)	4,750,785	11,686,931
NeoPhotonics Corp.(a)(b)	1,202,312	18,479,535
NVE Corp.	114,227	7,801,704
Onto Innovation Inc.(a)(b)	1,127,750	114,162,132
PDF Solutions Inc.(a)(b)	691,964	21,997,536
Photronics Inc.(a)	1,359,834	25,632,871
Power Integrations Inc.	1,404,092	130,426,106
Rambus Inc.(a)(b)	2,519,104	74,036,467

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)	1,498,297	$133,243,552
Silicon Laboratories Inc.(a)	926,216	191,189,507
SiTime Corp.(a)(b)	368,885	107,913,618
SkyWater Technology Inc.(a)(b)	186,760	3,029,247
SMART Global Holdings Inc.(a)(b)	411,006	29,177,316
SunPower Corp.(a)(b)	1,867,743	38,979,796
Synaptics Inc.(a)(b)	909,641	263,350,166
Ultra Clean Holdings Inc.(a)	1,034,857	59,359,398
Veeco Instruments Inc.(a)(b)	1,155,709	32,903,035
		2,596,101,879
Software — 5.7%
8x8 Inc.(a)(b)	2,625,123	43,997,062
A10 Networks Inc.	1,394,914	23,127,674
ACI Worldwide Inc.(a)(b)	2,747,668	95,344,080
Agilysys Inc.(a)(b)	470,841	20,933,591
Alarm.com Holdings Inc.(a)(b)	1,102,527	93,505,315
Alkami Technology Inc.(a)(b)	659,166	13,222,870
Altair Engineering Inc., Class A(a)(b)	1,090,644	84,328,594
American Software Inc./GA, Class A	741,369	19,401,627
Appfolio Inc., Class A(a)(b)	439,324	53,184,563
Appian Corp.(a)(b)	919,730	59,975,593
Arteris Inc.(a)(b)	104,115	2,197,868
Asana Inc., Class A(a)(b)	1,653,614	123,276,924
Avaya Holdings Corp.(a)(b)	1,929,174	38,197,645
AvidXchange Holdings Inc., NVS(a)	579,284	8,724,017
Benefitfocus Inc.(a)(b)	586,528	6,252,389
Blackbaud Inc.(a)	1,116,540	88,184,329
Blackline Inc.(a)(b)	1,262,877	130,758,285
Bottomline Technologies DE Inc.(a)	1,039,445	58,697,459
Box Inc., Class A(a)(b)	3,243,507	84,947,448
BTRS Holdings Inc.(a)(b)	1,501,620	11,742,668
Cerence Inc.(a)(b)	885,975	67,901,124
ChannelAdvisor Corp.(a)(b)	690,751	17,047,735
Cleanspark Inc.(a)(b)	790,964	7,529,977
CommVault Systems Inc.(a)	1,063,091	73,268,232
Consensus Cloud Solutions Inc.(a)	371,413	21,493,670
CoreCard Corp.(a)(b)	176,355	6,842,574
Couchbase Inc.(a)(b)	227,968	5,690,081
CS Disco Inc.(a)(b)	191,615	6,850,236
Digimarc Corp.(a)(b)	300,209	11,852,251
Digital Turbine Inc.(a)(b)	2,105,780	128,431,522
Domo Inc., Class B(a)(b)	651,659	32,322,286
E2open Parent Holdings Inc.(a)(b)	4,622,474	52,049,057
Ebix Inc.(b)	625,930	19,028,272
eGain Corp.(a)(b)	479,477	4,785,180
Enfusion Inc., Class A(a)	486,673	10,190,933
EngageSmart Inc.(a)(b)	357,539	8,623,841
Envestnet Inc.(a)(b)	1,178,862	93,530,911
EverCommerce Inc.(a)(b)	387,512	6,103,314
GTY Technology Holdings Inc.(a)(b)	755,699	5,063,183
Instructure Holdings Inc.(a)(b)	279,692	6,707,014
Intapp Inc.(a)(b)	237,646	5,979,173
InterDigital Inc.	731,563	52,401,858
JFrog Ltd.(a)(b)	1,237,238	36,745,969
Kaltura Inc.(a)(b)	405,820	1,367,613
LivePerson Inc.(a)(b)	1,517,679	54,211,494
Marathon Digital Holdings Inc.(a)(b)	2,228,503	73,228,609
MeridianLink Inc.(a)(b)	294,830	6,362,431
MicroStrategy Inc., Class A(a)(b)	196,475	106,978,673
Mimecast Ltd.(a)	1,411,934	112,347,588
Security	Shares	Value

Software (continued)
Mitek Systems Inc.(a)(b)	998,267	$17,719,239
Model N Inc.(a)(b)	827,505	24,849,975
Momentive Global Inc.(a)	3,031,240	64,110,726
ON24 Inc.(a)(b)	626,778	10,874,598
OneSpan Inc.(a)(b)	826,464	13,992,036
Pagerduty Inc.(a)(b)	1,894,341	65,828,350
Ping Identity Holding Corp.(a)(b)	1,411,389	32,292,580
Progress Software Corp.	1,027,388	49,592,019
PROS Holdings Inc.(a)(b)	932,641	32,166,788
Q2 Holdings Inc.(a)(b)	1,274,217	101,223,799
Qualys Inc.(a)(b)	790,539	108,477,762
Rapid7 Inc.(a)(b)	1,302,941	153,343,126
Rekor Systems Inc.(a)(b)	760,014	4,978,092
Rimini Street Inc.(a)(b)	1,034,767	6,177,559
Riot Blockchain Inc.(a)(b)	2,061,257	46,027,869
SailPoint Technologies Holdings Inc.(a)(b)	2,141,261	103,508,557
Sapiens International Corp. NV.	724,233	24,949,827
SecureWorks Corp., Class A(a)(b)	237,368	3,790,767
ShotSpotter Inc.(a)(b)	204,236	6,029,047
Smith Micro Software Inc.(a)(b)	1,053,996	5,185,660
Sprout Social Inc., Class A(a)(b)	1,053,573	95,548,535
SPS Commerce Inc.(a)(b)	837,608	119,233,499
Stronghold Digital Mining Inc.(a)	164,988	2,120,096
Sumo Logic Inc.(a)(b)	2,014,423	27,315,576
Telos Corp.(a)(b)	930,034	14,341,124
Tenable Holdings Inc.(a)	2,138,467	117,765,378
Upland Software Inc.(a)	670,808	12,034,296
Varonis Systems Inc.(a)(b)	2,489,440	121,434,883
Verint Systems Inc.(a)(b)	1,490,896	78,286,949
Veritone Inc.(a)(b)	668,755	15,033,612
Viant Technology Inc., Class A(a)	267,397	2,595,088
VirnetX Holding Corp.(a)	1,547,072	4,022,387
Vonage Holdings Corp.(a)	5,586,716	116,147,826
Workiva Inc.(a)(b)	1,000,216	130,518,186
Xperi Holding Corp.	2,450,665	46,342,075
Yext Inc.(a)(b)	2,664,084	26,427,713
Zuora Inc., Class A(a)(b)	2,607,777	48,713,274
		3,947,933,675
Specialty Retail — 2.5%
Aaron’s Co. Inc. (The)(b)	733,343	18,076,905
Abercrombie & Fitch Co., Class A(a)	1,363,310	47,484,087
Academy Sports & Outdoors Inc.(a)(b)	1,802,926	79,148,451
American Eagle Outfitters Inc.	3,535,011	89,506,478
America’s Car-Mart Inc./TX(a)	138,420	14,174,208
Arko Corp.(a)(b)	2,812,114	24,662,240
Asbury Automotive Group Inc.(a)(b)	535,831	92,554,089
Barnes & Noble Education Inc.(a)(b)	1,022,985	6,966,528
Bed Bath & Beyond Inc.(a)	2,361,729	34,434,009
Big 5 Sporting Goods Corp.(b)	500,364	9,511,920
Boot Barn Holdings Inc.(a)	676,281	83,216,377
Buckle Inc. (The)	701,537	29,682,030
Caleres Inc.	874,107	19,824,747
Camping World Holdings Inc., Class A	970,142	39,193,737
CarLotz Inc.(a)(b)	1,662,299	3,773,419
Cato Corp. (The), Class A	494,807	8,490,888
Chico’s FAS Inc.(a)	2,879,859	15,493,641
Children’s Place Inc. (The)(a)(b)	330,267	26,186,870
Citi Trends Inc.(a)	199,695	18,921,101
Conn’s Inc.(a)(b)	427,301	10,050,120
Container Store Group Inc. (The)(a)(b)	755,817	7,543,054

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Designer Brands Inc. , Class A(a)	1,426,404	$20,269,201
Genesco Inc.(a)(b)	354,629	22,756,543
Group 1 Automotive Inc.	407,471	79,546,489
GrowGeneration Corp.(a)(b)	1,259,950	16,442,347
Guess? Inc.	955,871	22,635,025
Haverty Furniture Companies Inc.	378,229	11,562,461
Hibbett Inc.	346,084	24,893,822
JOANN Inc.(b)	281,600	2,923,008
Kirkland’s Inc.(a)(b)	336,641	5,026,050
Lazydays Holdings Inc.(a)(b)	172,505	3,715,758
Lumber Liquidators Holdings Inc.(a)(b)	671,144	11,456,428
MarineMax Inc.(a)(b)	492,928	29,102,469
Monro Inc.	789,411	45,998,979
Murphy USA Inc.	561,224	111,818,270
National Vision Holdings Inc.(a)(b)	1,889,127	90,659,205
ODP Corp. (The)(a)	1,072,048	42,110,045
OneWater Marine Inc., Class A	243,610	14,852,902
Party City Holdco Inc.(a)(b)	2,618,611	14,585,663
Rent-A-Center Inc./TX	1,543,020	74,126,681
Sally Beauty Holdings Inc.(a)(b)	2,641,676	48,765,339
Shift Technologies Inc.(a)(b)	1,452,927	4,954,481
Shoe Carnival Inc.	422,956	16,529,120
Signet Jewelers Ltd.	1,225,258	106,634,204
Sleep Number Corp.(a)(b)	511,555	39,185,113
Sonic Automotive Inc., Class A	518,289	25,629,391
Sportsman’s Warehouse Holdings Inc.(a)(b)	1,023,231	12,074,126
Tilly’s Inc., Class A	586,603	9,450,174
Torrid Holdings Inc.(a)(b)	297,732	2,941,592
TravelCenters of America Inc.(a)(b)	294,641	15,209,368
Urban Outfitters Inc.(a)(b)	1,618,569	47,521,186
Winmark Corp.	79,355	19,703,053
Zumiez Inc.(a)(b)	495,896	23,798,049
		1,695,771,441
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,876,567	61,961,253
Avid Technology Inc.(a)	845,910	27,551,288
Corsair Gaming Inc.(a)(b)	644,584	13,542,710
Diebold Nixdorf Inc.(a)(b)	1,718,254	15,550,199
Eastman Kodak Co.(a)(b)	1,057,027	4,946,886
Quantum Corp.(a)(b)	1,340,544	7,399,803
Super Micro Computer Inc.(a)	1,032,900	45,395,955
Turtle Beach Corp.(a)(b)	356,395	7,933,353
		184,281,447
Textiles, Apparel & Luxury Goods — 0.7%
Crocs Inc.(a)(b)	1,350,457	173,155,597
Fossil Group Inc.(a)(b)	1,132,147	11,649,793
G-III Apparel Group Ltd.(a)	1,019,263	28,172,429
Kontoor Brands Inc.	1,209,683	61,996,254
Movado Group Inc.	358,299	14,987,647
Oxford Industries Inc.	370,784	37,641,992
PLBY Group Inc.(a)(b)	662,613	17,652,010
Rocky Brands Inc.(b)	155,896	6,204,661
Steven Madden Ltd.	1,876,820	87,215,825
Superior Group of Companies Inc.	270,659	5,938,258
Unifi Inc.(a)	313,238	7,251,460
Vera Bradley Inc.(a)	639,075	5,438,528
Wolverine World Wide Inc.	1,886,508	54,350,296
		511,654,750
Security	Shares	Value

Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)(b)	1,344,279	$75,158,639
Blue Foundry Bancorp(a)(b)	700,828	10,253,114
Bridgewater Bancshares Inc.(a)(b)	515,630	9,121,495
Capitol Federal Financial Inc.	3,099,351	35,115,647
Columbia Financial Inc.(a)	934,685	19,497,529
Essent Group Ltd.	2,541,845	115,730,203
Federal Agricultural Mortgage Corp., Class C, NVS	217,419	26,944,737
Finance of America Companies Inc., Class A(a)(b)	548,419	2,177,223
Flagstar Bancorp. Inc.	1,138,947	54,601,119
FS Bancorp. Inc.	173,178	5,823,976
Hingham Institution For Savings (The)	34,929	14,665,989
Home Bancorp. Inc.	179,682	7,458,600
Home Point Capital Inc.(b)	180,607	812,731
Kearny Financial Corp./MD	1,690,969	22,405,339
Luther Burbank Corp.	373,774	5,247,787
Merchants Bancorp./IN	251,791	11,917,268
Mr Cooper Group Inc.(a)	1,441,530	59,982,063
NMI Holdings Inc., Class A(a)	1,975,479	43,164,216
Northfield Bancorp. Inc.	1,063,294	17,182,831
Northwest Bancshares Inc.	2,643,639	37,433,928
Ocwen Financial Corp.(a)(b)	207,523	8,294,694
PCSB Financial Corp.	313,038	5,960,244
PennyMac Financial Services Inc.	737,075	51,433,093
Pioneer Bancorp. Inc./NY(a)(b)	273,183	3,092,432
Premier Financial Corp.	898,678	27,778,137
Provident Bancorp. Inc.	366,922	6,824,749
Provident Financial Services Inc.	1,658,436	40,167,320
Radian Group Inc.	4,237,112	89,530,177
Southern Missouri Bancorp. Inc.	183,334	9,564,535
TrustCo Bank Corp. NY	411,892	13,720,123
Velocity Financial Inc.(a)(b)	202,975	2,780,757
Walker & Dunlop Inc.	689,244	103,993,135
Washington Federal Inc.	1,548,685	51,695,105
Waterstone Financial Inc.	522,095	11,412,997
WSFS Financial Corp.	1,027,204	51,483,464
		1,052,425,396
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	3,711,191	11,467,580
Turning Point Brands Inc.	336,405	12,709,381
Universal Corp./VA	553,951	30,422,989
Vector Group Ltd.	3,352,624	38,488,124
		93,088,074
Trading Companies & Distributors — 1.5%
Alta Equipment Group Inc.(a)	442,542	6,478,815
Applied Industrial Technologies Inc.	892,288	91,637,978
Beacon Roofing Supply Inc.(a)(b)	1,294,435	74,235,847
BlueLinx Holdings Inc.(a)(b)	217,178	20,796,965
Boise Cascade Co.	913,962	65,074,094
Custom Truck One Source Inc.(a)(b)	1,077,199	8,617,592
DXP Enterprises Inc./TX(a)	419,857	10,777,729
EVI Industries Inc.(a)(b)	133,953	4,183,352
GATX Corp.	816,276	85,047,797
Global Industrial Co.	294,032	12,025,909
GMS Inc.(a)(b)	988,231	59,402,565
H&E Equipment Services Inc.	745,442	33,000,717
Herc Holdings Inc.	578,703	90,595,955
Karat Packaging Inc.(a)(b)	107,270	2,167,927
Lawson Products Inc./DE(a)(b)	113,844	6,232,959
McGrath RentCorp.	559,880	44,935,969
MRC Global Inc.(a)(b)	1,901,509	13,082,382

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
NOW Inc.(a)(b)	2,611,706	$22,303,969
Rush Enterprises Inc., Class A	981,264	54,597,529
Rush Enterprises Inc., Class B	154,113	8,317,479
Textainer Group Holdings Ltd.	1,090,024	38,924,757
Titan Machinery Inc.(a)(b)	448,603	15,113,435
Transcat Inc.(a)(b)	168,088	15,536,374
Triton International Ltd.	1,548,268	93,252,182
Veritiv Corp.(a)(b)	333,655	40,896,093
WESCO International Inc.(a)(b)	1,032,143	135,819,697
Willis Lease Finance Corp.(a)(b)	70,388	2,650,108
		1,055,706,175
Water Utilities — 0.4%
American States Water Co.	855,637	88,507,091
Artesian Resources Corp., Class A, NVS	192,526	8,919,730
Cadiz Inc.(a)(b)	512,098	1,976,698
California Water Service Group.	1,217,941	87,521,240
Global Water Resources Inc.	296,141	5,064,011
Middlesex Water Co.	377,518	45,415,416
Pure Cycle Corp.(a)	450,644	6,579,402
SJW Group.	647,311	47,383,165
York Water Co. (The)	304,898	15,177,823
		306,544,576
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)(b)	1,378,493	18,651,010
Shenandoah Telecommunications Co.(b)	1,128,288	28,771,344
Telephone and Data Systems Inc.	2,318,895	46,725,734
U.S. Cellular Corp.(a)(b)	357,928	11,281,891
		105,429,979

Total Common Stocks — 99.8%
(Cost: $79,784,687,423)		69,010,562,279

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)(b)	92,645	1,284,060
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., (Expires 09/01/25)(a)(b)	46,322	$546,599
		1,830,659
Total Warrants — 0.0%
(Cost: $11,350,880)		1,830,659

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	5,923,116,259	5,924,893,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	76,340,000	76,340,000
		6,001,233,194
Total Short-Term Investments — 8.7%
(Cost: $5,999,464,255)		6,001,233,194

Total Investments in Securities — 108.5%
(Cost: $85,795,502,558)		75,013,626,132

Other Assets, Less Liabilities — (8.5)%		(5,876,569,286)

Net Assets — 100.0%		$69,137,056,846

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,965,909,856	$—	$(39,047,512	)(a)	$(503,836)	$(1,465,314)	$5,924,893,194	5,923,116,259	$25,947,028	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	85,040,000	—	(8,700,000	)(a)	—	—	76,340,000	76,340,000	7,941		—
					$(503,836)	$(1,465,314)	$6,001,233,194		$25,954,969		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,016	03/18/22	$113,934	$6,166,365

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$69,009,709,739	$—	$852,540	$69,010,562,279
Warrants	1,830,659	—	—	1,830,659
Money Market Funds	6,001,233,194	—	—	6,001,233,194
	$75,012,773,592	$—	$852,540	$75,013,626,132
Derivative financial instruments(a)
Assets
Futures Contracts	$6,166,365	$—	$—	$6,166,365

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust